The Total Return Bond Fund
TOTAL RETURN BOND FUND
Investment Objective - The investment objective is total return, consisting of income and capital growth, consistent with preservation of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		The Total Return Bond Fund The Total Return Bond Fund Shares
Management Fees		0.40%
Distribution (12b-1) Fees		0.25%
Other Expenses		0.71%
Acquired Fund Fees and Expenses	[1]	0.36%
Total Annual Fund Operating Expenses		1.72%
Fee Waiver and Expense Reimbursements	[2]	(0.37%)
Total Annual Fund Operating Expenses After Fee Waiver		1.35%
[1]	Acquired fund fees and expenses are not reflected in the Financial Highlights or audited financial statements.
[2]	The Adviser has contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until April 30, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 0.99% for the Fund. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "Management of the Funds" in the Fund's Prospectus for more information.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your cost of investing in the Fund would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
The Total Return Bond Fund The Total Return Bond Fund Shares	175	542	933	2,030

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the current year, the Fund's portfolio turnover rate was 125% of the average value of its portfolio.

Principal Investment Strategies

The Fund, under normal market conditions, invests at least 80% of its assets in bonds which include fixed income securities and/or investments that provide exposure to fixed income securities. Investments in fixed income securities may include, but are not limited to, securities of governments throughout the world (including the United States), their agencies and instrumentalities, cash equivalents, income-producing securities including U.S. and foreign investment-grade and non-investment grade corporate bonds, convertible corporate bonds, structured instruments (debt securities issued by agencies of the U.S. Government (such as Ginnie Mae, Fannie Mae, and Freddie Mac), corporations and other business entities whose interest and/or principal payments are indexed to certain specific foreign currency exchange rates, interest rates, or one or more other reference indices or obligations), asset-backed securities, inflation-linked securities, commercial paper, certificates of deposit, banker’s acceptances and other bank obligations, money market funds, repurchase agreements, and derivatives, such as futures contracts, options and swaps. The Fund may invest in securities of any maturity. The Fund may invest in securities of any credit rating (including unrated securities) and may invest without limit in higher risk, below-investment-grade debt securities, commonly referred to as “high-yield securities” or “junk bonds.” The Fund may also invest in fixed income investment companies (“underlying funds”), which include foreign and domestic fixed-income mutual funds, ETFs, closed end funds and unit investment trusts.

The Fund’s adviser uses a combination of quantitative models that seek to measure the relative risks and opportunities of each market segment based upon economic, market, political, currency and technical data, and its own assessment of economic and market conditions, to create an optimal risk/return allocation of the Fund’s assets among various segments of the fixed-income market. After sector allocations are made, the Fund’s adviser uses traditional credit analysis to identify individual securities for the Fund’s portfolio.

None of the Fund’s investment objectives are fundamental and all may be changed without shareholder approval. The objectives may be changed by the Fund’s board, upon 60 days’ prior written notice to shareholders.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Loss of money is a risk of investing in a mutual fund.

Credit Risk. The Fund may invest in investment grade and non-investment grade (junk) corporate debt obligations, exchange traded funds, index-based investments and unit investment trusts that invest in investment grade or non-investment grade corporate debt obligations. Investments in corporate bonds and other fixed income securities, involve certain risks. An issuer of a fixed income security may not be able to make interest and principal payments when due. Such default could result in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes. Non-investment grade (junk) corporate debt obligations may be regarded as speculative. There is a greater risk that issuers of lower rated securities will default than issuers of higher rated securities.

Derivatives Risk. The Fund may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investment and could result in losses that significantly exceed the Fund’s original investment. Derivatives also are subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives for hedging or risk management purposes may not be successful, resulting in losses to the funds, and the cost of such strategies may reduce a funds returns. The value of futures and options held by the Fund may fluctuate based on a variety of market and economic factors. In some cases, the fluctuations may offset (or be offset by) changes in the value of securities held in the Fund’s portfolio. All transactions in futures and options involve the possible risk of loss to the Fund of all or a significant part of its investment. In some cases, the risk of loss may exceed the amount of the Fund’s investment. When the Fund sells a futures contract or writes a call option without holding the underlying securities, currencies or futures contracts, its potential loss is unlimited. The Fund will, however, be required to set aside with its custodian bank liquid assets in amounts sufficient at all times to satisfy the Fund’s obligations under futures and options contracts. The successful use of futures and exchange-traded options depends on the availability of a liquid secondary market to enable the Fund to close its positions on a timely basis. There can be no assurance that such a market will exist at any particular time.

Exchange Traded Fund and Index Fund Risk. The ETFs and index funds will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the ETFs and index funds will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the ETFs may, from time to time, temporarily be unavailable, which may further impede the ability of the ETFs and index funds to track their applicable indices. The Fund also will incur brokerage costs when it purchases ETFs. An ETF may trade at a discount to its net asset value.

Fixed Income Risk. The Fund invests in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund’s fixed income investments generally declines. On the other hand, if rates fall, the value of the fixed income investments generally increases. Your investment will decline in value if the value of the Fund’s investments decreases. The market value of debt securities (including U.S. Government securities) with longer maturities are likely to respond to a greater degree to changes in interest rates than the market value of debt securities with shorter maturities.

Foreign Investment Risk. Investments in foreign countries present additional components of risk; including economic, political, legal and regulatory differences compared to domestic investments. Additionally, foreign currency fluctuations may affect the value of foreign investments.

Government Securities Risk. The Fund may invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities. These securities may be backed by the credit of the government as a whole or only by the issuing agency. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law. Neither the U.S. government nor its agencies guarantee the market value of their securities, and interest rate changes, prepayments and other factors may affect the value of government securities.

High Yield Risk. The Funds may purchase fixed income securities rated below the investment grade category (non-investment grade bond, speculative grade or junk bond). Securities in this rating category are speculative. Changes in economic conditions or other circumstances may have a greater effect on the ability of issuers of these securities to make principal and interest payments than they do on issuers of higher grade securities.

Investment Company Risk. Because the Fund invests in underlying funds, the value of your investment also will fluctuate in response to the performance of the underlying funds. In addition, you will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses. You also may receive taxable capital gains distributions to a greater extent than would be the case if you invested directly in the underlying funds.

Performance

Because the Fund has only recently commenced investment operations, no performance information is available. In the future, performance information will be presented in this section. Updated performance information is available at no cost by visiting www.flexfunds.com or by calling 1-800-325-3539.

The Balanced Fund
BALANCED FUND (formerly known as The Defensive Balanced Fund)
Investment Objective
The investment objective of the Fund is to provide income and long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		The Balanced Fund The Balanced Fund Shares
Management Fees		0.75%
Distribution (12b-1) Fees		0.25%
Other Expenses		0.60%
Acquired Fund Fees and Expenses	[1]	0.39%
Total Annual Fund Operating Expenses		1.99%
Fee Waiver and Expense Reimbursements	[2]	(0.11%)
Total Annual Fund Operating Expenses After Fee Waiver		1.88%
[1]	Acquired fund fees and expenses are not reflected in the Financial Highlights or audited financial statements.
[2]	The Adviser has contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until April 30, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 1.49% for the Fund. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "Management of the Funds" in the Fund's Prospectus for more information.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your cost of investing in the Fund would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
The Balanced Fund The Balanced Fund Shares	202	624	1,073	2,317

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 164% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests primarily in investment companies (“underlying funds”), as well as fixed income securities. “Investment companies” include domestic and foreign mutual funds, exchange traded funds (“ETFs”), closed-end funds and unit investment trusts. The Fund will have a minimum of 30% and a maximum of 70%, of its assets invested in underlying funds investing in equity securities. The Fund may select growth or value-oriented investments (including specific sectors), without limitation to market capitalization range or geographic region, including both developed international and emerging markets. The Fund will also have a minimum of 30% and a maximum of 70% of its assets invested in fixed income securities, including securities of governments throughout the world (including the United States), their agencies and instrumentalities, cash equivalents, income-producing securities including U.S. and foreign investment-grade and non-investment grade corporate bonds, structured instruments (debt securities issued by agencies of the U.S. Government (such as Ginnie Mae, Fannie Mae, and Freddie Mac), corporations and other business entities whose interest and/or principal payments are indexed to certain specific foreign currency exchange rates, interest rates, or one or more other reference indices or obligations), asset-backed securities, inflation-linked securities, commercial paper, certificates of deposit, banker’s acceptances and other bank obligations, money market funds, repurchase agreements, and derivatives, such as futures contracts, options and swaps. The Fund may invest in securities of any maturity. The Fund may invest in securities of any credit rating (including unrated securities) and may invest without limit in higher risk, below-investment-grade debt securities, commonly referred to as “high-yield securities” or “junk bonds.” The Fund may also invest in fixed income investment companies (“underlying funds”), which include foreign and domestic fixed-income mutual funds, exchange traded funds (“ETFs”), closed end funds and unit investment trusts and/or underlying funds that invest in fixed income securities. The Adviser continually evaluates style, market capitalization, sector rotation, and international positions when selecting underlying funds by performing fundamental and technical analysis to identify opportunities that have the best attributes for outperformance. Fundamental analysis involves assessing a company and its business environment, management, balance sheet, income statement, anticipated earnings and dividends, and other related measures of value, while technical analysis analyzes the absolute and relative movement of a company’s stock in an effort to ascertain the probabilities for future price change, based on market factors.

The Fund addresses asset allocation decisions by adjusting the mix of stocks, bonds and cash in the Fund. When the Adviser's evaluation indicates that the risks of the stock market may be greater than the potential rewards, the Fund will reduce its position in underlying equity funds in order to attempt to preserve capital. The Fund strives to minimize losses during high-risk market environments and to provide attractive returns during low-risk markets. Additionally, the Fund may invest in index funds and index-based investments, such as Standard & Poor’s Depositary Receipts (SPDRs). The Fund also may invest in derivatives, such as financial futures contracts and related options as a hedge against changes resulting from market conditions, in the value of securities held or intended to be held by the Fund.

None of the Fund’s investment objectives are fundamental and all may be changed without shareholder approval. The objectives may be changed by the Fund’s board, upon 60 days’ prior written notice to shareholders.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Loss of money is a risk of investing in a mutual fund.

Stock Market Risk. Because the Fund holds equity investments, it will fluctuate in value due to changes in general economic conditions.

Market Capitalization Risk. The Fund may hold mid- and small-capitalization investments, which presents additional risk. Investments in these capitalization ranges may be more sensitive to events and conditions that affect the stock market.

Investment Company Risk. Because the Fund invests primarily in underlying funds, the value of your investment also will fluctuate in response to the performance of the underlying funds. In addition, you will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses. You also may receive taxable capital gains distributions to a greater extent than would be the case if you invested directly in the underlying funds.

Exchange Traded Fund and Index Fund Risk. The ETFs and index funds will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the ETFs and index funds will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the ETFs may, from time to time, temporarily be unavailable, which may further impede the ability of the ETFs and index funds to track their applicable indices. The Fund also will incur brokerage costs when it purchases ETFs. An ETF may trade at a discount to its net asset value.

Closed-end Fund Risk. The value of the shares of a closed-end fund may be higher or lower than the value of the portfolio securities held by the closed-end fund. Closed-end investment funds may trade infrequently and with small volume, which may make it difficult for the Fund to buy and sell shares. Also, the market price of closed-end investment companies tends to rise more in response to buying demand and fall more in response to selling pressure than is the case with larger capitalization companies.

Foreign Investment Risk. Investments in foreign countries present additional components of risk; including economic, political, legal and regulatory differences compared to domestic investments. Additionally, foreign currency fluctuations may affect the value of foreign investments.

Derivatives Risk. The Fund may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investment and could result in losses that significantly exceed the Fund’s original investment. Derivatives also are subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives for hedging or risk management purposes may not be successful, resulting in losses to the funds, and the cost of such strategies may reduce a funds returns. The value of futures and options held by the Fund may fluctuate based on a variety of market and economic factors. In some cases, the fluctuations may offset (or be offset by) changes in the value of securities held in the Fund’s portfolio. All transactions in futures and options involve the possible risk of loss to the Fund of all or a significant part of its investment. In some cases, the risk of loss may exceed the amount of the Fund’s investment. When the Fund sells a futures contract or writes a call option without holding the underlying securities, currencies or futures contracts, its potential loss is unlimited. The Fund will, however, be required to set aside with its custodian bank liquid assets in amounts sufficient at all times to satisfy the Fund’s obligations under futures and options contracts. The successful use of futures and exchange-traded options depends on the availability of a liquid secondary market to enable the Fund to close its positions on a timely basis. There can be no assurance that such a market will exist at any particular time.

Credit Risk. The Fund may invest in investment grade and non-investment grade (junk) corporate debt obligations, exchange traded funds, index-based investments and unit investment trusts that invest in investment grade or non-investment grade corporate debt obligations. Investments in corporate bonds and other fixed income securities, involve certain risks. An issuer of a fixed income security may not be able to make interest and principal payments when due. Such default could result in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes. Non-investment grade (junk) corporate debt obligations may be regarded as speculative. There is a greater risk that issuers of lower rated securities will default than issuers of higher rated securities.

Fixed Income Risk. The Fund invests in fixed income securities and underlying Funds that invest in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund’s fixed income investments generally declines. On the other hand, if rates fall, the value of the fixed income investments generally increases. Your investment will decline in value if the value of the Fund’s investments decreases. The market value of debt securities (including U.S. Government securities) with longer maturities are more volatile and are likely to respond to a greater degree to changes in interest rates than the market value of debt securities with shorter maturities.

Junk Bond Risk. Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the Fund.

Performance

The following bar chart and table illustrate how the fund’s performance has varied from year to year. The bar chart shows the variability of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad- based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Of course, the Fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.flexfunds.com or by calling 1-800-325-3539.

Annual Total Returns as of 12/31/11

Best Quarter: 3rd Qtr. 2009 8.96%	Worst Quarter: 3rd Qtr. 2011 -11.55%

Average Annual Total Returns as of 12/31/11

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s particular tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

Average Annual Total Returns The Balanced Fund	1 Year	5 Years	Since Inception	Inception Date
The Balanced Fund Shares	(4.49%)	(0.87%)	0.22%	Jan 31, 2006
The Balanced Fund Shares - Return After Taxes on Distributions	(4.86%)	(1.39%)	(0.26%)	Jan 31, 2006
The Balanced Fund Shares - Return After Taxes on Distributions and Sale of Fund Shares	(2.92%)	(0.97%)	(0.04%)	Jan 31, 2006
The S&P 500 Index (Reflects No Deduction for Fees, Expenses or Taxes)	2.11%	(0.25%)	1.84%	Jan 31, 2006
Blended Index (Reflects No Deduction for Fees, Expenses or Taxes)	2.91%	2.45%	3.38%	Jan 31, 2006

The Blended Index is comprised 42% of the S&P 500 Index, 28% of the average 90-day T-bills and 30% of the Barclays Intermediate-Term Government/Credit Index and is representative of the average composition of the Fund.

The Muirfield Fund
MUIRFIELD FUND��
Investment Objective
The investment objective of the Fund is to provide long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		The Muirfield Fund The Muirfield Fund Shares
Management Fees		0.83%
Distribution (12b-1) Fees		0.20%
Other Expenses		0.55%
Acquired Fund Fees and Expenses	[1]	0.39%
Total Annual Fund Operating Expenses		1.97%
Fee Waiver and Expense Reimbursements	[2]	(0.19%)
Total Annual Fund Operating Expenses After Fee Waiver		1.78%
[1]	Acquired fund fees and expenses are not reflected in the Financial Highlights or audited financial statements.
[2]	The Adviser has contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until April 30, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 1.39% for the Fund. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "Management of the Funds" in the Fund's Prospectus for more information.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your cost of investing in the Fund would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
The Muirfield Fund The Muirfield Fund Shares	200	618	1,062	2,296

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 189% of the average value of its portfolio.

Principal Investment Strategies

The Fund is a “fund of funds” that pursues its investment objective by investing primarily in equity investment companies (“underlying funds”) which include domestic and foreign mutual funds, exchange traded funds (“ETFs”), closed-end funds and unit investment trusts. The Fund may select growth or value-oriented investments (including specific sectors), without limitation to market capitalization range or geographic region, including both developed international and emerging markets.

The Adviser continually evaluates style, market capitalization, sector rotation, and international positions when selecting underlying funds by performing fundamental and technical analysis to identify opportunities that have the best attributes for outperformance. Fundamental analysis involves assessing a company and its business environment, management, balance sheet, income statement, anticipated earnings and dividends, and other related measures of value, while technical analysis analyzes the absolute and relative movement of a company’s stock in an effort to ascertain the probabilities for future price change, based on market factors. The Fund may also invest in index funds and index-based investments, such as Standard & Poor’s Depositary Receipts (SPDRs), and may invest directly in, or in underlying funds investing in, futures contracts and options on futures contracts, and may invest directly in common stocks. The Adviser overweights the Fund’s investments in underlying fund types that it believes represent above average market potential relative to market risk, and may focus on underlying funds that invest a higher percentage of their assets in newer and/or smaller capitalization companies.

As a defensive tactic, the Fund will reduce or eliminate its position in underlying equity funds in order to attempt to preserve capital when the Adviser’s evaluation indicates that the risks of the stock market may be greater than the potential rewards. As a result, the fund may invest up to 100% of its assets in fixed income securities.

None of the Fund’s investment objectives are fundamental and all may be changed without shareholder approval. The objectives may be changed by the Fund’s board, upon 60 days’ prior written notice to shareholders.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Loss of money is a risk of investing in a mutual fund.

Stock Market Risk. Because the Fund holds equity investments, it will fluctuate in value due to changes in general economic conditions.

Market Capitalization Risk. The Fund may hold mid- and small-capitalization investments, which presents additional risk. Investments in these capitalization ranges may be more sensitive to events and conditions that affect the stock market.

Investment Company Risk. Because the Fund invests primarily in underlying funds, the value of your investment also will fluctuate in response to the performance of the underlying funds. In addition, you will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses. You also may receive taxable capital gains distributions to a greater extent than would be the case if you invested directly in the underlying funds.

Exchange Traded Fund and Index Fund Risk. The ETFs and index funds will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the ETFs and index funds will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the ETFs may, from time to time, temporarily be unavailable, which may further impede the ability of the ETFs and index funds to track their applicable indices. The Fund also will incur brokerage costs when it purchases ETFs. An ETF may trade at a discount to its net asset value.

Closed-end Fund Risk. The value of the shares of a closed-end fund may be higher or lower than the value of the portfolio securities held by the closed-end fund. Closed-end investment funds may trade infrequently and with small volume, which may make it difficult for the Fund to buy and sell shares. Also, the market price of closed-end investment companies tends to raise more in response to buying demand and fall more in response to selling pressure than is the case with larger capitalization companies.

Foreign Investment Risk. Investments in foreign countries present additional components of risk; including economic, political, legal and regulatory differences compared to domestic investments. Additionally, foreign currency fluctuations may affect the value of foreign investments.

Derivatives Risk. The Fund may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investment and could result in losses that significantly exceed the Fund’s original investment. Derivatives also are subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives for hedging or risk management purposes may not be successful, resulting in losses to the funds, and the cost of such strategies may reduce a funds returns. The value of futures and options held by the Fund may fluctuate based on a variety of market and economic factors. In some cases, the fluctuations may offset (or be offset by) changes in the value of securities held in the Fund’s portfolio. All transactions in futures and options involve the possible risk of loss to the Fund of all or a significant part of its investment. In some cases, the risk of loss may exceed the amount of the Fund’s investment. When the Fund sells a futures contract or writes a call option without holding the underlying securities, currencies or futures contracts, its potential loss is unlimited. The Fund will, however, be required to set aside with its custodian bank liquid assets in amounts sufficient at all times to satisfy the Fund’s obligations under futures and options contracts. The successful use of futures and exchange-traded options depends on the availability of a liquid secondary market to enable the Fund to close its positions on a timely basis. There can be no assurance that such a market will exist at any particular time.

Credit Risk. Investments in bonds and other fixed income securities involve certain risks. An issuer of a fixed income security may not be able to make interest and principal payments when due. Such default could result in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes.

Fixed Income Risk. The Fund invests in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund’s fixed income investments generally declines. On the other hand, if rates fall, the value of the fixed income investments generally increases. Your investment will decline in value if the value of the Fund’s investments decreases. The market value of debt securities (including U.S. Government securities) with longer maturities are likely to respond to a greater degree to changes in interest rates than the market value of debt securities with shorter maturities.

Performance

The following bar chart and table illustrate how the Fund’s performance has varied from year to year. The bar chart shows the variability of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad- based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Of course, the Fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.flexfunds.com or by calling 1-800-325-3539.

Annual Total Returns as of 12/31/11

Best Quarter: 2nd Qtr. 2003 14.33%	Worst Quarter: 3rd Qtr. 2011 -16.17%

Average Annual Total Returns as of 12/31/11

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s particular tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

Average Annual Total Returns The Muirfield Fund	1 Year	5 Years	10 Years	Inception Date
The Muirfield Fund Shares	(7.55%)	(1.50%)	2.63%	Aug 10, 1988
The Muirfield Fund Shares - Return After Taxes on Distributions	(7.59%)	(1.78%)	2.40%	Aug 10, 1988
The Muirfield Fund Shares - Return After Taxes on Distributions and Sale of Fund Shares	(4.91%)	(1.42%)	2.14%	Aug 10, 1988
The S&P 500 Index (Reflects No Deduction for Fees, Expenses or Taxes)	2.11%	(0.25%)	2.92%
Blended Index (Reflects No Deduction for Fees, Expenses or Taxes)	1.55%	0.80%	2.83%

The Blended Index is comprised 60% of the S&P 500 Index and 40% of 90-day T-bills.
The Utilities and Infrastructure Fund
UTILITIES AND INFRASTRUCTURE FUND
Investment Objective
The investment objective of the Fund is to provide total return, including capital appreciation and income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		The Utilities and Infrastructure Fund The Utilities and Infrastructure Fund Shares
Management Fees		1.00%
Distribution (12b-1) Fees		0.25%
Other Expenses		0.77%
Total Annual Fund Operating Expenses		2.02%
Fee Waiver and Expense Reimbursements	[1]	(0.10%)
Total Annual Fund Operating Expenses After Fee Waiver		1.92%
[1]	The Adviser has contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until April 30, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 1.92% for the Fund. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "Management of the Funds" in the Fund's Prospectus for more information.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your cost of investing in the Fund would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
The Utilities and Infrastructure Fund The Utilities and Infrastructure Fund Shares	205	634	1,088	2,348

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 43% of the average value of its portfolio.

Principal Investment Strategies

The Fund generally invests at least 80% of the value of its net assets, plus any borrowing for investment purposes, in the equity securities, both common and preferred, of domestic or foreign utility companies, their suppliers and subcontractors. Under normal circumstances, the Fund will invest 25% or more of its total assets in securities of public utility companies. Utility companies are defined as those that provide electricity, natural gas, water, telecommunications, video distribution or sanitary services (collectively, “utility services”) to the public and industry. Any utility company in which the Fund invests must derive at least 50% of its revenues from the provision of utility services. The Fund also invests in companies that derive at least 50% of their revenues from supplying services and equipment to utility companies. Suppliers of services and equipment to those companies may include, for example, transportation and distribution services between utilities and producers of energy, independent producers of energy, construction companies, related tool and machinery manufacturers, meter and measuring device companies, and manufacturers of control software and enabling technology of any kind. Suppliers may also include telephone, broadband and routing equipment manufacturers, and alternate energy equipment manufacturers. The Fund may not invest in electric utilities that generate power from nuclear reactors. The Fund may invest in derivatives, such as financial futures contracts and related options as a hedge against changes, resulting from market conditions, in the value of securities held or intended to be held by the Fund.

The Fund’s sub-adviser uses fundamental analysis to identify those securities that it believes provide potential for capital appreciation, current income or growth of income. Fundamental analysis involves assessing a company and its business environment, management, balance sheet, income statement, anticipated earnings and dividends, and other related measures of value. In addition, the sub-adviser may from time to time use technical analysis in attempting to determine optimal buy and sell points for individual securities. Technical analysis views the absolute and relative movement of a company’s stock in an effort to ascertain the probabilities for future price change, based on market factors.

None of the Fund’s investment objectives are fundamental and all may be changed without shareholder approval. The objectives may be changed by the Fund’s board, upon 60 days’ prior written notice to shareholders.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Loss of money is a risk of investing in a mutual fund.

Stock Market Risk. Because the Fund holds equity investments, it will fluctuate in value due to changes in general economic conditions.

Market Capitalization Risk. The Fund may hold mid and small capitalization investments, which presents additional risk. Investments in these capitalization ranges may be more sensitive to events and conditions that affect the stock market.

Foreign Investment Risk. Investments in foreign countries present additional components of risk; including economic, political, legal and regulatory differences compared to domestic investments. Additionally, foreign currency fluctuations may affect the value of foreign investments.

Concentration Risk. Because the Fund is concentrated in the utility industry, its performance is largely dependent on the utility industry’s performance, which may differ from that of the overall stock market. Governmental regulation of public utility companies can limit their ability to expand their businesses or to pass cost increases on to customers. Companies providing power or energy-related services may also be affected by fuel shortages or cost increases, environmental protection or energy conservation regulations, and fluctuating demand for their services. The telecommunications segment has historically been more volatile due to the rapid pace of product change and development within the segment. The stock prices of companies operating within this sector may be subject to abrupt or erratic movements.

Derivatives Risk. The Fund may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investment and could result in losses that significantly exceed the Fund’s original investment. Derivatives also are subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives for hedging or risk management purposes may not be successful, resulting in losses to the funds, and the cost of such strategies may reduce a funds returns. The value of futures and options held by the Fund may fluctuate based on a variety of market and economic factors. In some cases, the fluctuations may offset (or be offset by) changes in the value of securities held in the Fund’s portfolio. All transactions in futures and options involve the possible risk of loss to the Fund of all or a significant part of its investment. In some cases, the risk of loss may exceed the amount of the Fund’s investment. When the Fund sells a futures contract or writes a call option without holding the underlying securities, currencies or futures contracts, its potential loss is unlimited. The Fund will, however, be required to set aside with its custodian bank liquid assets in amounts sufficient at all times to satisfy the Fund’s obligations under futures and options contracts. The successful use of futures and exchange-traded options depends on the availability of a liquid secondary market to enable the Fund to close its positions on a timely basis. There can be no assurance that such a market will exist at any particular time.

Performance

The following bar chart and table illustrate how the Fund’s performance has varied from year to year. The bar chart shows the variability of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad- based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Of course, the Fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.flexfunds.com or by calling 1-800-325-3539.

Annual Total Returns as of 12/31/11

Best Quarter: 2nd Qtr. 2009 16.21%	Worst Quarter: 3rd Qtr. 2002 -20.85%

Average Annual Total Returns as of 12/31/11

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s particular tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

Average Annual Total Returns The Utilities and Infrastructure Fund	1 Year	5 Years	10 Years	Inception Date
The Utilities and Infrastructure Fund Shares	3.93%	2.70%	4.07%	Jun 21, 1995
The Utilities and Infrastructure Fund Shares - Return After Taxes on Distributions	3.37%	2.31%	3.55%	Jun 21, 1995
The Utilities and Infrastructure Fund Shares - Return After Taxes on Distributions and Sale of Fund Shares	2.55%	2.07%	3.19%	Jun 21, 1995
Russell 3000 Utilities Index (Reflects No Deduction for Fees, Expenses or Taxes)	12.46%	1.73%	3.33%	Jun 21, 1995

The Dynamic Growth Fund
DYNAMIC GROWTH FUND
Investment Objective
The investment objective of the Fund is to provide long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		The Dynamic Growth Fund The Dynamic Growth Fund Shares
Management Fees		0.75%
Distribution (12b-1) Fees		0.25%
Other Expenses		0.57%
Acquired Fund Fees and Expenses	[1]	0.39%
Total Annual Fund Operating Expenses		1.96%
Fee Waiver and Expense Reimbursements	[2]	(0.18%)
Total Annual Fund Operating Expenses After Fee Waiver		1.78%
[1]	Acquired fund fees and expenses are not reflected in the Financial Highlights or audited financial statements.
[2]	The Adviser has contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until April 30, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 1.39% for the Fund. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "Management of the Funds" in the Fund's Prospectus for more information.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your cost of investing in the Fund would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
The Dynamic Growth Fund The Dynamic Growth Fund Shares	199	615	1,057	2,285

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 176% of the average value of its portfolio.

Principal Investment Strategies

The Fund is a “fund of funds” that pursues its investment objective by investing primarily in equity investment companies (“underlying funds”), which include foreign and domestic mutual funds, exchange traded funds (“ETFs”), closed-end funds and unit investment trusts. The Fund may select capital appreciation or growth-oriented investments (including specific sectors), without limitation to market capitalization range or geographic region, including both developed international and emerging markets. The Adviser continually evaluates style, market capitalization, sector rotation, and international positions when selecting underlying funds by performing fundamental and technical analysis to identify opportunities that have the best attributes for outperformance. Fundamental analysis involves assessing a company and its business environment, management, balance sheet, income statement, anticipated earnings and dividends, and other related measures of value, while technical analysis analyzes the absolute and relative movement of a company’s stock in an effort to ascertain the probabilities for future price change, based on market factors. The Adviser overweights the Fund’s investments in underlying fund types that it believes represent above average market potential relative to market risk, and may focus on underlying funds that invest a higher percentage of their assets in newer and/or smaller capitalization companies. In addition, the fund may also invest in index funds and index-based investments, such as Standard & Poor’s Depositary Receipts (SPDRs). The Fund also may invest up to 100% of its assets directly in, or in underlying funds investing in, futures contracts and options on futures contracts, and may invest directly in common stocks. As a defensive tactic, the Fund may invest up to 20% of its assets in investment grade fixed income securities of any maturity.

None of the Fund’s investment objectives are fundamental and all may be changed without shareholder approval. The objectives may be changed by the Fund’s board, upon 60 days’ prior written notice to shareholders.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Loss of money is a risk of investing in a mutual fund.

Stock Market Risk. Because the Fund holds equity investments, it will fluctuate in value due to changes in general economic conditions.

Market Capitalization Risk. The Fund may hold mid- and small-capitalization investments, which presents additional risk. Investments in these capitalization ranges may be more sensitive to events and conditions that affect the stock market.

Investment Company Risk. Because the Fund invests primarily in underlying funds, the value of your investment also will fluctuate in response to the performance of the underlying funds. In addition, you will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses. You also may receive taxable capital gains distributions to a greater extent than would be the case if you invested directly in the underlying funds.

Exchange Traded Fund and Index Fund Risk. The ETFs and index funds will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the ETFs and index funds will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the ETFs may, from time to time, temporarily be unavailable, which may further impede the ability of the ETFs and index funds to track their applicable indices. The Fund also will incur brokerage costs when it purchases ETFs. An ETF may trade at a discount to its net asset value.

Closed-end Fund Risk. The value of the shares of a closed-end fund may be higher or lower than the value of the portfolio securities held by the closed-end fund. Closed-end investment funds may trade infrequently and with small volume, which may make it difficult for the Fund to buy and sell shares. Also, the market price of closed-end investment companies tends to rise more in response to buying demand and fall more in response to selling pressure than is the case with larger capitalization companies.

Credit Risk. Investments in bonds and other fixed income securities involve certain risks. An issuer of a fixed income security may not be able to make interest and principal payments when due. Such default could result in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes.

Foreign Investment Risk. Investments in foreign countries present additional components of risk; including economic, political, legal and regulatory differences compared to domestic investments. Additionally, foreign currency fluctuations may affect the value of foreign investments.

Derivatives Risk. The Fund may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investment and could result in losses that significantly exceed the Fund’s original investment. Derivatives also are subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives for hedging or risk management purposes may not be successful, resulting in losses to the funds, and the cost of such strategies may reduce a funds returns. The value of futures and options held by the Fund may fluctuate based on a variety of market and economic factors. In some cases, the fluctuations may offset (or be offset by) changes in the value of securities held in the Fund’s portfolio. All transactions in futures and options involve the possible risk of loss to the Fund of all or a significant part of its investment. In some cases, the risk of loss may exceed the amount of the Fund’s investment. When the Fund sells a futures contract or writes a call option without holding the underlying securities, currencies or futures contracts, its potential loss is unlimited. The Fund will, however, be required to set aside with its custodian bank liquid assets in amounts sufficient at all times to satisfy the Fund’s obligations under futures and options contracts. The successful use of futures and exchange-traded options depends on the availability of a liquid secondary market to enable the Fund to close its positions on a timely basis. There can be no assurance that such a market will exist at any particular time.

Fixed Income Risk. The Fund may invest in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund’s fixed income investments generally declines. On the other hand, if rates fall, the value of the fixed income investments generally increases. Your investment will decline in value if the value of the Fund’s investments decreases. The market value of debt securities (including U.S. Government securities) with longer maturities are likely to respond to a greater degree to changes in interest rates than the market value of debt securities with shorter maturities.

Performance

The following bar chart and table illustrate how the Fund’s performance has varied from year to year. The bar chart shows the variability of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad- based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Of course, the Fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.flexfunds.com or by calling 1-800-325-3539.

Annual Total Returns as of 12/31/11

Best Quarter: 2nd Qtr. 2009 17.80%	Worst Quarter: 4th Qtr. 2008 -22.27%

Average Annual Total Returns as of 12/31/11

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s particular tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

Average Annual Total Returns The Dynamic Growth Fund	1 Year	5 Years	10 Years	Inception Date
The Dynamic Growth Fund Shares	(5.65%)	(1.96%)	1.75%	Feb 29, 2000
The Dynamic Growth Fund Shares - Return After Taxes on Distributions	(5.65%)	(2.51%)	1.36%	Feb 29, 2000
The Dynamic Growth Fund Shares - Return After Taxes on Distributions and Sale of Fund Shares	(3.67%)	(1.84%)	1.33%	Feb 29, 2000
The S&P 500 Index (Reflects No Deduction for Fees, Expenses or Taxes)	2.11%	(0.25%)	2.92%	Feb 29, 2000

The Strategic Growth Fund
STRATEGIC GROWTH FUND
Investment Objective
The investment objective of the Fund is to provide long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		The Strategic Growth Fund The Strategic Growth Fund Shares
Management Fees		0.75%
Distribution (12b-1) Fees		0.25%
Other Expenses		0.58%
Acquired Fund Fees and Expenses	[1]	0.42%
Total Annual Fund Operating Expenses		2.00%
Fee Waiver and Expense Reimbursements	[2]	(0.19%)
Total Annual Fund Operating Expenses After Fee Waiver		1.81%
[1]	Acquired fund fees and expenses are not reflected in the Financial Highlights or audited financial statements.
[2]	The Adviser has contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until April 30, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 1.39% for the Fund. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "Management of the Funds" in the Fund's Prospectus for more information.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your cost of investing in the Fund would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
The Strategic Growth Fund The Strategic Growth Fund Shares	203	627	1,078	2,327

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 166% of the average value of its portfolio.

Principal Investment Strategies

The Fund is a “fund of funds” that pursues its investment objective by investing primarily in equity investment companies (“underlying funds”), which include domestic and foreign mutual funds, exchange traded funds (“ETFs”), closed-end funds, and unit investment trusts. The Fund is fully invested in the equity market at all times and holds a fixed allocation across six distinct investment categories. The mix of investments selected to represent each investment category is variable and actively managed by using our strategic fund selection process. The current target allocation is comprised of the following: 25% large-cap holdings, 20% mid-cap holdings, 17.5% international holdings, 12.5% small-cap holdings, 12.5% real estate holdings, and 12.5% commodities holdings. Since these are target investment allocations, the actual allocations of the Fund’s assets may deviate from the target percentages. The Fund may also invest in index funds and index-based investments, such as Standard & Poor's Depositary Receipts (SPDRS). Additionally, the Fund may invest directly in, or in underlying funds investing in, futures contracts and options on futures contracts, and may invest directly in common stocks.

None of the Fund’s investment objectives are fundamental and all may be changed without shareholder approval. The objectives may be changed by the Fund’s board, upon 60 days’ prior written notice to shareholders.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Loss of money is a risk of investing in a mutual fund.

Stock Market Risk. Because the Fund holds equity investments, it will fluctuate in value due to changes in general economic conditions.

Market Capitalization Risk. A portion of the Fund’s assets will be allocated to mid and small capitalization investments, which presents additional risk. Investments in these capitalization ranges may be more sensitive to events and conditions that affect the stock market.

Investment Company Risk. Because the Fund invests primarily in underlying funds, the value of your investment also will fluctuate in response to the performance of the underlying funds. In addition, you will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses. You also may receive taxable capital gains distributions to a greater extent than would be the case if you invested directly in the underlying funds.

Exchange Traded Fund and Index Fund Risk. The ETFs and index funds will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the ETFs and index funds will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the ETFs may, from time to time, temporarily be unavailable, which may further impede the ability of the ETFs and index funds to track their applicable indices. The Fund also will incur brokerage costs when it purchases ETFs. An ETF may trade at a discount to its net asset value.

Closed-end Fund Risk. The value of the shares of a closed-end fund may be higher or lower than the value of the portfolio securities held by the closed-end fund. Closed-end investment funds may trade infrequently and with small volume, which may make it difficult for the Fund to buy and sell shares. Also, the market price of closed-end investment companies tends to rise more in response to buying demand and fall more in response to selling pressure than is the case with larger capitalization companies.

Foreign Investment Risk. Investments in foreign countries present additional components of risk; including economic, political, legal and regulatory differences compared to domestic investments. Additionally, foreign currency fluctuations may affect the value of foreign investments.

Derivatives Risk. The Fund may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investment and could result in losses that significantly exceed the Fund’s original investment. Derivatives also are subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives for hedging or risk management purposes may not be successful, resulting in losses to the funds, and the cost of such strategies may reduce a funds returns. The value of futures and options held by the Fund may fluctuate based on a variety of market and economic factors. In some cases, the fluctuations may offset (or be offset by) changes in the value of securities held in the Fund’s portfolio. All transactions in futures and options involve the possible risk of loss to the Fund of all or a significant part of its investment. In some cases, the risk of loss may exceed the amount of the Fund’s investment. When the Fund sells a futures contract or writes a call option without holding the underlying securities, currencies or futures contracts, its potential loss is unlimited. The Fund will, however, be required to set aside with its custodian bank liquid assets in amounts sufficient at all times to satisfy the Fund’s obligations under futures and options contracts. The successful use of futures and exchange-traded options depends on the availability of a liquid secondary market to enable the Fund to close its positions on a timely basis. There can be no assurance that such a market will exist at any particular time.

Sector Risk. The underlying investments in the Funds may invest in specific sectors of the stock market. Investing in specific market sectors presents additional components of risk. The performance of sector specific investments is largely dependent on the industry’s performance which may be different than the overall stock market. As a result, if a Fund is heavily concentrated in a specific sector, then that particular sector could significantly impact the return of the Fund.

Commodities Risk. The Fund may invest in underlying funds that invest in commodities. Indirectly investing in the commodities markets may subject the Fund to greater volatility than investments in traditional securities. Commodity prices are influenced by unfavorable weather, animal and plant disease, geologic and environmental factors, as well as international economic, political and regulatory developments such as tariffs, embargoes or burdensome production rules and restrictions.

Real Estate Risk. The Fund may invest in underlying funds that invest in real estate, including real estate investment trusts. The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property and changes in interest rates.

Performance

The following bar chart and table illustrate how the Fund’s performance has varied from year to year. The bar chart shows the variability of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Of course, the Fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.flexfunds.com or by calling 1-800-325-3539.

Annual Total Returns as of 12/31/11

Best Quarter: 2nd Qtr. 2009 20.22%	Worst Quarter: 4th Qtr. 2008 -26.91%

Average Annual Total Returns as of 12/31/11

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s particular tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

Average Annual Total Returns The Strategic Growth Fund	1 Year	5 Years	Since Inception	Inception Date
The Strategic Growth Fund Shares	(8.34%)	(2.21%)	(0.60%)	Jan 31, 2006
The Strategic Growth Fund Shares - Return After Taxes on Distributions	(8.34%)	(2.54%)	(0.92%)	Jan 31, 2006
The Strategic Growth Fund Shares - Return After Taxes on Distributions and Sale of Fund Shares	(5.42%)	(1.96%)	(0.61%)	Jan 31, 2006
The S&P 500 Index (Reflects No Deduction for Fees, Expenses or Taxes)	2.11%	(0.25%)	1.84%	Jan 31, 2006
Blended Index (Reflects No Deduction for Fees, Expenses or Taxes)	(1.93%)	0.11%	1.55%	Jan 31, 2006

The Blended Index is comprised of 25% S&P 500, 20% S&P MidCap 400, 12.5% Russell 2000, 12.5% Dow Jones US Select REIT Index, 12.5% Goldman Sachs Commodity Index, 12% Morgan Stanley Capital International Europe, Australasia, and Far East, and 5.5% Morgan Stanley Capital International Emerging Markets Index and is representative of the average composition of the Fund.

The Aggressive Growth Fund
AGGRESSIVE GROWTH FUND
Investment Objective
The investment objective of the Fund is to provide long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		The Aggressive Growth Fund The Aggressive Growth Fund Shares
Management Fees		0.75%
Distribution (12b-1) Fees		0.25%
Other Expenses		0.70%
Acquired Fund Fees and Expenses	[1]	0.39%
Total Annual Fund Operating Expenses		2.09%
Fee Waiver and Expense Reimbursements	[2]	(0.11%)
Total Annual Fund Operating Expenses After Fee Waiver		1.98%
[1]	Acquired fund fees and expenses are not reflected in the Financial Highlights or audited financial statements.
[2]	The Adviser has contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until April 30, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 1.59% for the Fund. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "Management of the Funds" in the Fund's Prospectus for more information.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your cost of investing in the Fund would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
The Aggressive Growth Fund The Aggressive Growth Fund Shares	212	655	1,124	2,421

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 224% of the average value of its portfolio.

Principal Investment Strategies

The Fund is a “fund of funds” that pursues its investment objective by investing primarily in equity investment companies (“underlying funds”), which include domestic and foreign mutual funds, exchange traded funds (“ETFs”), closed-end funds, and unit investment trusts. The Fund may select capital appreciation or growth-oriented investments (including specific sectors), without limitation to market capitalization range or geographic region, including both developed international and emerging markets. The Adviser uses an aggressive growth strategy in choosing the Fund’s investments. The underlying funds may invest in smaller or newer companies, which are more likely to grow, but also more likely to suffer more significant losses, than larger or more established companies. The Adviser continually evaluates style, market capitalization, sector rotation, and international positions when selecting underlying funds by performing fundamental and technical analysis to identify opportunities that have the best attributes for outperformance. Fundamental analysis involves assessing a company and its business environment, management, balance sheet, income statement, anticipated earnings and dividends, and other related measures of value, while technical analysis analyzes the absolute and relative movement of a company’s stock in an effort to ascertain the probabilities for future price change, based on market factors. The Adviser overweights the Fund’s investments in underlying fund types that it believes represent above average market potential relative to market risk, and may focus on underlying funds that invest a higher percentage of their assets in newer and/or smaller capitalization companies. In addition, the fund may also invest in index funds and index-based investments, such as Standard & Poor’s Depositary Receipts (SPDRs). The Fund also may invest up to 100% of its assets directly in, or in underlying funds investing in, futures contracts and options on futures contracts, and may invest directly in common stocks. As a defensive tactic, the Fund may invest up to 20% of its assets in investment grade fixed income securities of any maturity.

None of the Fund’s investment objectives are fundamental and all may be changed without shareholder approval. The objectives may be changed by the Fund’s board, upon 60 days’ prior written notice to shareholders.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Loss of money is a risk of investing in a mutual fund.

Stock Market Risk. Because the Fund holds equity investments, it will fluctuate in value due to changes in general economic conditions.

Market Capitalization Risk. The Fund may hold mid and small capitalization investments, which presents additional risk. Investments in these capitalization ranges may be more sensitive to events and conditions that affect the stock market.

Investment Company Risk. Because the Fund invests primarily in underlying funds, the value of your investment also will fluctuate in response to the performance of the underlying funds. In addition, you will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses. You also may receive taxable capital gains distributions to a greater extent than would be the case if you invested directly in the underlying funds.

Exchange Traded Fund and Index Fund Risk. The ETFs and index funds will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the ETFs and index funds will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the ETFs may, from time to time, temporarily be unavailable, which may further impede the ability of the ETFs and index funds to track their applicable indices. The Fund also will incur brokerage costs when it purchases ETFs. An ETF may trade at a discount to its net asset value.

Closed-end Fund Risk. The value of the shares of a closed-end fund may be higher or lower than the value of the portfolio securities held by the closed-end fund. Closed-end investment funds may trade infrequently and with small volume, which may make it difficult for the Fund to buy and sell shares. Also, the market price of closed-end investment companies tends to rise more in response to buying demand and fall more in response to selling pressure than is the case with larger capitalization companies.

Credit Risk. Investments in bonds and other fixed income securities involve certain risks. An issuer of a fixed income security may not be able to make interest and principal payments when due. Such default could result in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes.

Foreign Investment Risk. Investments in foreign countries present additional components of risk; including economic, political, legal and regulatory differences compared to domestic investments. Additionally, foreign currency fluctuations may affect the value of foreign investments.

Derivatives Risk. The Fund may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investment and could result in losses that significantly exceed the Fund’s original investment. Derivatives also are subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives for hedging or risk management purposes may not be successful, resulting in losses to the funds, and the cost of such strategies may reduce a funds returns. The value of futures and options held by the Fund may fluctuate based on a variety of market and economic factors. In some cases, the fluctuations may offset (or be offset by) changes in the value of securities held in the Fund’s portfolio. All transactions in futures and options involve the possible risk of loss to the Fund of all or a significant part of its investment. In some cases, the risk of loss may exceed the amount of the Fund’s investment. When the Fund sells a futures contract or writes a call option without holding the underlying securities, currencies or futures contracts, its potential loss is unlimited. The Fund will, however, be required to set aside with its custodian bank liquid assets in amounts sufficient at all times to satisfy the Fund’s obligations under futures and options contracts. The successful use of futures and exchange-traded options depends on the availability of a liquid secondary market to enable the Fund to close its positions on a timely basis. There can be no assurance that such a market will exist at any particular time.

Aggressive Growth Stock Risk. Investments in smaller or newer growth companies can be both more volatile and more speculative. The prices of growth stocks are based largely on projections of the issuer’s future earnings and revenues. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically.

Fixed Income Risk. The Fund may invest in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund’s fixed income investments generally declines. On the other hand, if rates fall, the value of the fixed income investments generally increases. Your investment will decline in value if the value of the Fund’s investments decreases. The market value of debt securities (including U.S. Government securities) with longer maturities are likely to respond to a greater degree to changes in interest rates than the market value of debt securities with shorter maturities.

Performance

The following bar chart and table illustrate how the Fund’s performance has varied from year to year. The bar chart shows the variability of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad- based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Of course, the Fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.flexfunds.com or by calling 1-800-325-3539.

Annual Total Returns as of 12/31/11

Best Quarter: 2nd Qtr. 2009 18.70%	Worst Quarter: 4th Qtr. 2008 -21.42%

Average Annual Total Returns as of 12/31/11

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s particular tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

Average Annual Total Returns The Aggressive Growth Fund	1 Year	5 Years	10 Years	Inception Date
The Aggressive Growth Fund Shares	(7.15%)	(1.58%)	1.50%	Feb 29, 2000
The Aggressive Growth Fund Shares - Return After Taxes on Distributions	(7.15%)	(1.68%)	1.42%	Feb 29, 2000
The Aggressive Growth Fund Shares - Return After Taxes on Distributions and Sale of Fund Shares	(4.65%)	(1.40%)	1.24%	Feb 29, 2000
The S&P 500 Index (Reflects No Deduction for Fees, Expenses or Taxes)	2.11%	(0.25%)	2.92%	Feb 29, 2000

The Quantex Fund
QUANTEX FUND��
Investment Objective
The investment objective of the Fund is to provide long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		The Quantex Fund The Quantex Fund Shares
Management Fees		1.00%
Distribution (12b-1) Fees		0.20%
Other Expenses		0.86%
Total Annual Fund Operating Expenses		2.06%
Fee Waiver and Expense Reimbursements	[1]	(0.25%)
Other Fee Waiver and Expense Reimbursement	[2]	(0.16%)
Total Annual Fund Operating Expenses After Fee Waiver		1.65%
[1]	The Adviser has contractually agreed to reduce its management fee by 0.25%. The agreement may be terminated by the Adviser after April 30, 2013.
[2]	The Adviser has contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until April 30, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 1.65% for the Fund. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "Management of the Funds" in the Fund's Prospectus for more information.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your cost of investing in the Fund would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
The Quantex Fund The Quantex Fund Shares	184	622	1,085	2,370

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 57% of the average value of its portfolio.

Principal Investment Strategies

Normally, at least 80% of the Fund’s net assets will be invested in the common stock equity securities of small and mid-capitalization companies. Mid-capitalization companies are defined as those whose market capitalizations are similar to the market capitalization of companies in the S&P MidCap 400 Index or a similar index, while small capitalization companies are defined as those whose market capitalizations are similar to those of companies in the Russell 2000 Index or a similar index. Typically, the Fund will be diversified throughout all major industry sectors. However, more emphasis is given to capitalization levels and there are occasions when all sectors are not represented in the Fund’s portfolio.

The Fund employs a quantitative investment approach that utilizes an investment model to determine which securities are to be added or removed from the Fund’s portfolio on an annual basis. Stocks in the portfolio whose value has risen above or fallen below the predetermined market capitalization ranges are sold, while new undervalued stocks that have moved into the predetermined capitalization ranges are added to the Fund’s portfolio. The Fund’s holdings are then restructured to create an equally-weighted portfolio of equity securities.

The Fund may invest in index funds and index-based investments, such as Standard & Poor’s Depositary Receipts (SPDRs) and stock index futures as a means of providing adequate liquidity and maintaining a fully-invested position in equity securities at all times. The Fund also may invest in open-end investment companies and exchange traded funds.

None of the Fund’s investment objectives are fundamental and all may be changed without shareholder approval. The objectives may be changed by the Fund’s board, upon 60 days’ prior written notice to shareholders.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Loss of money is a risk of investing in a mutual fund.

Stock Market Risk. Because the Fund holds equity investments, it will fluctuate in value due to changes in general economic conditions.

Market Capitalization Risk. The Fund will hold mid and small capitalization investments, which presents additional risk. Investments in these capitalization ranges may be more sensitive to events and conditions that affect the stock market.

Exchange Traded Fund Risk. The ETFs will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the ETFs will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the ETFs may, from time to time, temporarily be unavailable, which may further impede the ability of the ETFs to track their applicable indices. The Fund also will incur brokerage costs when it purchases ETFs. An ETF may trade at a discount to its net asset value.

Liquidity Risk. Reduced liquidity affecting an individual security or an entire market may have an adverse impact on market price and the Fund’s ability to sell particular securities when necessary to meet the Fund’s liquidity needs or in response to a specific economic event.

Derivatives Risk. The Fund may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investment and could result in losses that significantly exceed the Fund’s original investment. Derivatives also are subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives for hedging or risk management purposes may not be successful, resulting in losses to the funds, and the cost of such strategies may reduce a funds returns. The value of futures and options held by the Fund may fluctuate based on a variety of market and economic factors. In some cases, the fluctuations may offset (or be offset by) changes in the value of securities held in the Fund’s portfolio. All transactions in futures and options involve the possible risk of loss to the Fund of all or a significant part of its investment. In some cases, the risk of loss may exceed the amount of the Fund’s investment. When the Fund sells a futures contract or writes a call option without holding the underlying securities, currencies or futures contracts, its potential loss is unlimited. The Fund will, however, be required to set aside with its custodian bank liquid assets in amounts sufficient at all times to satisfy the Fund’s obligations under futures and options contracts. The successful use of futures and exchange-traded options depends on the availability of a liquid secondary market to enable the Fund to close its positions on a timely basis. There can be no assurance that such a market will exist at any particular time.

Performance

The following bar chart and table illustrate how the Fund’s performance has varied from year to year. The bar chart shows the variability of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad- based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Of course, the Fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.flexfunds.com or by calling 1-800-325-3539.

Annual Total Returns as of 12/31/11

Best Quarter: 2nd Qtr. 2009 34.86%	Worst Quarter: 4th Qtr. 2008 -30.63%

Average Annual Total Returns as of 12/31/11

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s particular tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

Average Annual Total Returns The Quantex Fund	1 Year	5 Years	10 Years	Inception Date
The Quantex Fund Shares	(4.05%)	2.09%	3.65%	Mar 20, 1985
The Quantex Fund Shares - Return After Taxes on Distributions	(4.06%)	2.03%	3.60%	Mar 20, 1985
The Quantex Fund Shares - Return After Taxes on Distributions and Sale of Fund Shares	(2.63%)	1.76%	3.14%	Mar 20, 1985
Blended Index	(2.94%)	1.77%	6.37%	Mar 20, 1985
The S&P MidCap 400 Index (Reflects No Deduction for Fees, Expenses or Taxes)	(1.73%)	3.31%	7.03%	Mar 20, 1985
The Russell 2000 Index (Reflects No Deduction For Fees, Expenses or Taxes)	(4.17%)	0.15%	5.64%	Mar 20, 1985

The Blended Index consists of 50% of the Russell 2000 Index and 50% of the S&P MidCap 400 Index and is representative of the average composition of the Fund.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2011
Registrant Name	dei_EntityRegistrantName	FLEX FUNDS
CIK	dei_EntityCentralIndexKey	0000702435
Amendment	dei_AmendmentFlag	false
Creation Date	dei_DocumentCreationDate	Apr 27, 2012
Effective Date	dei_DocumentEffectiveDate	Apr 30, 2012
Prospectus Date	rr_ProspectusDate	Apr 30, 2012
The Total Return Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	TOTAL RETURN BOND FUND
Investment objective	rr_ObjectivePrimaryTextBlock	Investment Objective - The investment objective is total return, consisting of income and capital growth, consistent with preservation of capital.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the current year, the Fund's portfolio turnover rate was 125% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	125.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired fund fees and expenses are not reflected in the Financial Highlights or audited financial statements.
Example, heading	rr_ExpenseExampleHeading	Expense Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your cost of investing in the Fund would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund, under normal market conditions, invests at least 80% of its assets in bonds which include fixed income securities and/or investments that provide exposure to fixed income securities. Investments in fixed income securities may include, but are not limited to, securities of governments throughout the world (including the United States), their agencies and instrumentalities, cash equivalents, income-producing securities including U.S. and foreign investment-grade and non-investment grade corporate bonds, convertible corporate bonds, structured instruments (debt securities issued by agencies of the U.S. Government (such as Ginnie Mae, Fannie Mae, and Freddie Mac), corporations and other business entities whose interest and/or principal payments are indexed to certain specific foreign currency exchange rates, interest rates, or one or more other reference indices or obligations), asset-backed securities, inflation-linked securities, commercial paper, certificates of deposit, banker’s acceptances and other bank obligations, money market funds, repurchase agreements, and derivatives, such as futures contracts, options and swaps. The Fund may invest in securities of any maturity. The Fund may invest in securities of any credit rating (including unrated securities) and may invest without limit in higher risk, below-investment-grade debt securities, commonly referred to as “high-yield securities” or “junk bonds.” The Fund may also invest in fixed income investment companies (“underlying funds”), which include foreign and domestic fixed-income mutual funds, ETFs, closed end funds and unit investment trusts.

The Fund’s adviser uses a combination of quantitative models that seek to measure the relative risks and opportunities of each market segment based upon economic, market, political, currency and technical data, and its own assessment of economic and market conditions, to create an optimal risk/return allocation of the Fund’s assets among various segments of the fixed-income market. After sector allocations are made, the Fund’s adviser uses traditional credit analysis to identify individual securities for the Fund’s portfolio.

None of the Fund’s investment objectives are fundamental and all may be changed without shareholder approval. The objectives may be changed by the Fund’s board, upon 60 days’ prior written notice to shareholders.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Loss of money is a risk of investing in a mutual fund.

Credit Risk. The Fund may invest in investment grade and non-investment grade (junk) corporate debt obligations, exchange traded funds, index-based investments and unit investment trusts that invest in investment grade or non-investment grade corporate debt obligations. Investments in corporate bonds and other fixed income securities, involve certain risks. An issuer of a fixed income security may not be able to make interest and principal payments when due. Such default could result in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes. Non-investment grade (junk) corporate debt obligations may be regarded as speculative. There is a greater risk that issuers of lower rated securities will default than issuers of higher rated securities.

Derivatives Risk. The Fund may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investment and could result in losses that significantly exceed the Fund’s original investment. Derivatives also are subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives for hedging or risk management purposes may not be successful, resulting in losses to the funds, and the cost of such strategies may reduce a funds returns. The value of futures and options held by the Fund may fluctuate based on a variety of market and economic factors. In some cases, the fluctuations may offset (or be offset by) changes in the value of securities held in the Fund’s portfolio. All transactions in futures and options involve the possible risk of loss to the Fund of all or a significant part of its investment. In some cases, the risk of loss may exceed the amount of the Fund’s investment. When the Fund sells a futures contract or writes a call option without holding the underlying securities, currencies or futures contracts, its potential loss is unlimited. The Fund will, however, be required to set aside with its custodian bank liquid assets in amounts sufficient at all times to satisfy the Fund’s obligations under futures and options contracts. The successful use of futures and exchange-traded options depends on the availability of a liquid secondary market to enable the Fund to close its positions on a timely basis. There can be no assurance that such a market will exist at any particular time.

Exchange Traded Fund and Index Fund Risk. The ETFs and index funds will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the ETFs and index funds will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the ETFs may, from time to time, temporarily be unavailable, which may further impede the ability of the ETFs and index funds to track their applicable indices. The Fund also will incur brokerage costs when it purchases ETFs. An ETF may trade at a discount to its net asset value.

Fixed Income Risk. The Fund invests in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund’s fixed income investments generally declines. On the other hand, if rates fall, the value of the fixed income investments generally increases. Your investment will decline in value if the value of the Fund’s investments decreases. The market value of debt securities (including U.S. Government securities) with longer maturities are likely to respond to a greater degree to changes in interest rates than the market value of debt securities with shorter maturities.

Foreign Investment Risk. Investments in foreign countries present additional components of risk; including economic, political, legal and regulatory differences compared to domestic investments. Additionally, foreign currency fluctuations may affect the value of foreign investments.

Government Securities Risk. The Fund may invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities. These securities may be backed by the credit of the government as a whole or only by the issuing agency. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law. Neither the U.S. government nor its agencies guarantee the market value of their securities, and interest rate changes, prepayments and other factors may affect the value of government securities.

High Yield Risk. The Funds may purchase fixed income securities rated below the investment grade category (non-investment grade bond, speculative grade or junk bond). Securities in this rating category are speculative. Changes in economic conditions or other circumstances may have a greater effect on the ability of issuers of these securities to make principal and interest payments than they do on issuers of higher grade securities.

Investment Company Risk. Because the Fund invests in underlying funds, the value of your investment also will fluctuate in response to the performance of the underlying funds. In addition, you will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses. You also may receive taxable capital gains distributions to a greater extent than would be the case if you invested directly in the underlying funds.

May Lose Money	rr_RiskLoseMoney	Loss of money is a risk of investing in a mutual fund.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

Because the Fund has only recently commenced investment operations, no performance information is available. In the future, performance information will be presented in this section. Updated performance information is available at no cost by visiting www.flexfunds.com or by calling 1-800-325-3539.

Performance, One Year or Less	rr_PerformanceOneYearOrLess	Because the Fund has only recently commenced investment operations, no performance information is available.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-800-325-3539
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.flexfunds.com
The Total Return Bond Fund | The Total Return Bond Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FLBDX
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.71%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.36%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.72%
Fee Waiver and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.37%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.35%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	175
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	542
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	933
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	2,030
The Balanced Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	BALANCED FUND (formerly known as The Defensive Balanced Fund)
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The investment objective of the Fund is to provide income and long-term capital appreciation.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 164% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	164.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired fund fees and expenses are not reflected in the Financial Highlights or audited financial statements.
Example, heading	rr_ExpenseExampleHeading	Expense Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your cost of investing in the Fund would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund invests primarily in investment companies (“underlying funds”), as well as fixed income securities. “Investment companies” include domestic and foreign mutual funds, exchange traded funds (“ETFs”), closed-end funds and unit investment trusts. The Fund will have a minimum of 30% and a maximum of 70%, of its assets invested in underlying funds investing in equity securities. The Fund may select growth or value-oriented investments (including specific sectors), without limitation to market capitalization range or geographic region, including both developed international and emerging markets. The Fund will also have a minimum of 30% and a maximum of 70% of its assets invested in fixed income securities, including securities of governments throughout the world (including the United States), their agencies and instrumentalities, cash equivalents, income-producing securities including U.S. and foreign investment-grade and non-investment grade corporate bonds, structured instruments (debt securities issued by agencies of the U.S. Government (such as Ginnie Mae, Fannie Mae, and Freddie Mac), corporations and other business entities whose interest and/or principal payments are indexed to certain specific foreign currency exchange rates, interest rates, or one or more other reference indices or obligations), asset-backed securities, inflation-linked securities, commercial paper, certificates of deposit, banker’s acceptances and other bank obligations, money market funds, repurchase agreements, and derivatives, such as futures contracts, options and swaps. The Fund may invest in securities of any maturity. The Fund may invest in securities of any credit rating (including unrated securities) and may invest without limit in higher risk, below-investment-grade debt securities, commonly referred to as “high-yield securities” or “junk bonds.” The Fund may also invest in fixed income investment companies (“underlying funds”), which include foreign and domestic fixed-income mutual funds, exchange traded funds (“ETFs”), closed end funds and unit investment trusts and/or underlying funds that invest in fixed income securities. The Adviser continually evaluates style, market capitalization, sector rotation, and international positions when selecting underlying funds by performing fundamental and technical analysis to identify opportunities that have the best attributes for outperformance. Fundamental analysis involves assessing a company and its business environment, management, balance sheet, income statement, anticipated earnings and dividends, and other related measures of value, while technical analysis analyzes the absolute and relative movement of a company’s stock in an effort to ascertain the probabilities for future price change, based on market factors.

The Fund addresses asset allocation decisions by adjusting the mix of stocks, bonds and cash in the Fund. When the Adviser's evaluation indicates that the risks of the stock market may be greater than the potential rewards, the Fund will reduce its position in underlying equity funds in order to attempt to preserve capital. The Fund strives to minimize losses during high-risk market environments and to provide attractive returns during low-risk markets. Additionally, the Fund may invest in index funds and index-based investments, such as Standard & Poor’s Depositary Receipts (SPDRs). The Fund also may invest in derivatives, such as financial futures contracts and related options as a hedge against changes resulting from market conditions, in the value of securities held or intended to be held by the Fund.

None of the Fund’s investment objectives are fundamental and all may be changed without shareholder approval. The objectives may be changed by the Fund’s board, upon 60 days’ prior written notice to shareholders.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Loss of money is a risk of investing in a mutual fund.

Stock Market Risk. Because the Fund holds equity investments, it will fluctuate in value due to changes in general economic conditions.

Market Capitalization Risk. The Fund may hold mid- and small-capitalization investments, which presents additional risk. Investments in these capitalization ranges may be more sensitive to events and conditions that affect the stock market.

Investment Company Risk. Because the Fund invests primarily in underlying funds, the value of your investment also will fluctuate in response to the performance of the underlying funds. In addition, you will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses. You also may receive taxable capital gains distributions to a greater extent than would be the case if you invested directly in the underlying funds.

Exchange Traded Fund and Index Fund Risk. The ETFs and index funds will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the ETFs and index funds will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the ETFs may, from time to time, temporarily be unavailable, which may further impede the ability of the ETFs and index funds to track their applicable indices. The Fund also will incur brokerage costs when it purchases ETFs. An ETF may trade at a discount to its net asset value.

Closed-end Fund Risk. The value of the shares of a closed-end fund may be higher or lower than the value of the portfolio securities held by the closed-end fund. Closed-end investment funds may trade infrequently and with small volume, which may make it difficult for the Fund to buy and sell shares. Also, the market price of closed-end investment companies tends to rise more in response to buying demand and fall more in response to selling pressure than is the case with larger capitalization companies.

Foreign Investment Risk. Investments in foreign countries present additional components of risk; including economic, political, legal and regulatory differences compared to domestic investments. Additionally, foreign currency fluctuations may affect the value of foreign investments.

Derivatives Risk. The Fund may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investment and could result in losses that significantly exceed the Fund’s original investment. Derivatives also are subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives for hedging or risk management purposes may not be successful, resulting in losses to the funds, and the cost of such strategies may reduce a funds returns. The value of futures and options held by the Fund may fluctuate based on a variety of market and economic factors. In some cases, the fluctuations may offset (or be offset by) changes in the value of securities held in the Fund’s portfolio. All transactions in futures and options involve the possible risk of loss to the Fund of all or a significant part of its investment. In some cases, the risk of loss may exceed the amount of the Fund’s investment. When the Fund sells a futures contract or writes a call option without holding the underlying securities, currencies or futures contracts, its potential loss is unlimited. The Fund will, however, be required to set aside with its custodian bank liquid assets in amounts sufficient at all times to satisfy the Fund’s obligations under futures and options contracts. The successful use of futures and exchange-traded options depends on the availability of a liquid secondary market to enable the Fund to close its positions on a timely basis. There can be no assurance that such a market will exist at any particular time.

Credit Risk. The Fund may invest in investment grade and non-investment grade (junk) corporate debt obligations, exchange traded funds, index-based investments and unit investment trusts that invest in investment grade or non-investment grade corporate debt obligations. Investments in corporate bonds and other fixed income securities, involve certain risks. An issuer of a fixed income security may not be able to make interest and principal payments when due. Such default could result in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes. Non-investment grade (junk) corporate debt obligations may be regarded as speculative. There is a greater risk that issuers of lower rated securities will default than issuers of higher rated securities.

Fixed Income Risk. The Fund invests in fixed income securities and underlying Funds that invest in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund’s fixed income investments generally declines. On the other hand, if rates fall, the value of the fixed income investments generally increases. Your investment will decline in value if the value of the Fund’s investments decreases. The market value of debt securities (including U.S. Government securities) with longer maturities are more volatile and are likely to respond to a greater degree to changes in interest rates than the market value of debt securities with shorter maturities.

Junk Bond Risk. Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the Fund.

May Lose Money	rr_RiskLoseMoney	Loss of money is a risk of investing in a mutual fund.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The following bar chart and table illustrate how the fund’s performance has varied from year to year. The bar chart shows the variability of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad- based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Of course, the Fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.flexfunds.com or by calling 1-800-325-3539.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table illustrate how the Fund's performance has varied from year to year.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-800-325-3539
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.flexfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance is not necessarily an indication of its future performance.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns as of 12/31/11
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter: 3rd Qtr. 2009 8.96%	Worst Quarter: 3rd Qtr. 2011 -11.55%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.96%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.55%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns as of 12/31/11
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant for shareholders who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s particular tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

Performance Table Closing	rr_PerformanceTableClosingTextBlock

The Blended Index is comprised 42% of the S&P 500 Index, 28% of the average 90-day T-bills and 30% of the Barclays Intermediate-Term Government/Credit Index and is representative of the average composition of the Fund.

The Balanced Fund | The S&P 500 Index (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Years	rr_AverageAnnualReturnYear05	(0.25%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.84%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2006
The Balanced Fund | Blended Index (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.91%
5 Years	rr_AverageAnnualReturnYear05	2.45%
Since Inception	rr_AverageAnnualReturnSinceInception	3.38%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2006
The Balanced Fund | The Balanced Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FLDFX
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.60%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.39%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.99%
Fee Waiver and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.88%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	202
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	624
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,073
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	2,317
2007	rr_AnnualReturn2007	5.03%
2008	rr_AnnualReturn2008	(24.16%)
2009	rr_AnnualReturn2009	14.65%
2010	rr_AnnualReturn2010	9.76%
2011	rr_AnnualReturn2011	(4.49%)
1 Year	rr_AverageAnnualReturnYear01	(4.49%)
5 Years	rr_AverageAnnualReturnYear05	(0.87%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2006
The Balanced Fund | The Balanced Fund Shares | - Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.86%)
5 Years	rr_AverageAnnualReturnYear05	(1.39%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.26%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2006
The Balanced Fund | The Balanced Fund Shares | - Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.92%)
5 Years	rr_AverageAnnualReturnYear05	(0.97%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.04%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2006
The Muirfield Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	MUIRFIELD FUND��
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The investment objective of the Fund is to provide long-term capital appreciation.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 189% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	189.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired fund fees and expenses are not reflected in the Financial Highlights or audited financial statements.
Example, heading	rr_ExpenseExampleHeading	Expense Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your cost of investing in the Fund would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund is a “fund of funds” that pursues its investment objective by investing primarily in equity investment companies (“underlying funds”) which include domestic and foreign mutual funds, exchange traded funds (“ETFs”), closed-end funds and unit investment trusts. The Fund may select growth or value-oriented investments (including specific sectors), without limitation to market capitalization range or geographic region, including both developed international and emerging markets.

The Adviser continually evaluates style, market capitalization, sector rotation, and international positions when selecting underlying funds by performing fundamental and technical analysis to identify opportunities that have the best attributes for outperformance. Fundamental analysis involves assessing a company and its business environment, management, balance sheet, income statement, anticipated earnings and dividends, and other related measures of value, while technical analysis analyzes the absolute and relative movement of a company’s stock in an effort to ascertain the probabilities for future price change, based on market factors. The Fund may also invest in index funds and index-based investments, such as Standard & Poor’s Depositary Receipts (SPDRs), and may invest directly in, or in underlying funds investing in, futures contracts and options on futures contracts, and may invest directly in common stocks. The Adviser overweights the Fund’s investments in underlying fund types that it believes represent above average market potential relative to market risk, and may focus on underlying funds that invest a higher percentage of their assets in newer and/or smaller capitalization companies.

As a defensive tactic, the Fund will reduce or eliminate its position in underlying equity funds in order to attempt to preserve capital when the Adviser’s evaluation indicates that the risks of the stock market may be greater than the potential rewards. As a result, the fund may invest up to 100% of its assets in fixed income securities.

None of the Fund’s investment objectives are fundamental and all may be changed without shareholder approval. The objectives may be changed by the Fund’s board, upon 60 days’ prior written notice to shareholders.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Loss of money is a risk of investing in a mutual fund.

Stock Market Risk. Because the Fund holds equity investments, it will fluctuate in value due to changes in general economic conditions.

Market Capitalization Risk. The Fund may hold mid- and small-capitalization investments, which presents additional risk. Investments in these capitalization ranges may be more sensitive to events and conditions that affect the stock market.

Investment Company Risk. Because the Fund invests primarily in underlying funds, the value of your investment also will fluctuate in response to the performance of the underlying funds. In addition, you will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses. You also may receive taxable capital gains distributions to a greater extent than would be the case if you invested directly in the underlying funds.

Exchange Traded Fund and Index Fund Risk. The ETFs and index funds will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the ETFs and index funds will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the ETFs may, from time to time, temporarily be unavailable, which may further impede the ability of the ETFs and index funds to track their applicable indices. The Fund also will incur brokerage costs when it purchases ETFs. An ETF may trade at a discount to its net asset value.

Closed-end Fund Risk. The value of the shares of a closed-end fund may be higher or lower than the value of the portfolio securities held by the closed-end fund. Closed-end investment funds may trade infrequently and with small volume, which may make it difficult for the Fund to buy and sell shares. Also, the market price of closed-end investment companies tends to raise more in response to buying demand and fall more in response to selling pressure than is the case with larger capitalization companies.

Foreign Investment Risk. Investments in foreign countries present additional components of risk; including economic, political, legal and regulatory differences compared to domestic investments. Additionally, foreign currency fluctuations may affect the value of foreign investments.

Derivatives Risk. The Fund may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investment and could result in losses that significantly exceed the Fund’s original investment. Derivatives also are subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives for hedging or risk management purposes may not be successful, resulting in losses to the funds, and the cost of such strategies may reduce a funds returns. The value of futures and options held by the Fund may fluctuate based on a variety of market and economic factors. In some cases, the fluctuations may offset (or be offset by) changes in the value of securities held in the Fund’s portfolio. All transactions in futures and options involve the possible risk of loss to the Fund of all or a significant part of its investment. In some cases, the risk of loss may exceed the amount of the Fund’s investment. When the Fund sells a futures contract or writes a call option without holding the underlying securities, currencies or futures contracts, its potential loss is unlimited. The Fund will, however, be required to set aside with its custodian bank liquid assets in amounts sufficient at all times to satisfy the Fund’s obligations under futures and options contracts. The successful use of futures and exchange-traded options depends on the availability of a liquid secondary market to enable the Fund to close its positions on a timely basis. There can be no assurance that such a market will exist at any particular time.

Credit Risk. Investments in bonds and other fixed income securities involve certain risks. An issuer of a fixed income security may not be able to make interest and principal payments when due. Such default could result in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes.

Fixed Income Risk. The Fund invests in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund’s fixed income investments generally declines. On the other hand, if rates fall, the value of the fixed income investments generally increases. Your investment will decline in value if the value of the Fund’s investments decreases. The market value of debt securities (including U.S. Government securities) with longer maturities are likely to respond to a greater degree to changes in interest rates than the market value of debt securities with shorter maturities.

May Lose Money	rr_RiskLoseMoney	Loss of money is a risk of investing in a mutual fund.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The following bar chart and table illustrate how the Fund’s performance has varied from year to year. The bar chart shows the variability of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad- based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Of course, the Fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.flexfunds.com or by calling 1-800-325-3539.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table illustrate how the Fund's performance has varied from year to year.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-800-325-3539
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.flexfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance is not necessarily an indication of its future performance.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns as of 12/31/11
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter: 2nd Qtr. 2003 14.33%	Worst Quarter: 3rd Qtr. 2011 -16.17%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.33%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.17%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns as of 12/31/11
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant for shareholders who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s particular tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

Performance Table Closing	rr_PerformanceTableClosingTextBlock	The Blended Index is comprised 60% of the S&P 500 Index and 40% of 90-day T-bills.
The Muirfield Fund | The S&P 500 Index (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Years	rr_AverageAnnualReturnYear05	(0.25%)
10 Years	rr_AverageAnnualReturnYear10	2.92%
The Muirfield Fund | Blended Index (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.55%
5 Years	rr_AverageAnnualReturnYear05	0.80%
10 Years	rr_AverageAnnualReturnYear10	2.83%
The Muirfield Fund | The Muirfield Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FLMFX
Management Fees	rr_ManagementFeesOverAssets	0.83%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other Expenses	rr_OtherExpensesOverAssets	0.55%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.39%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.97%
Fee Waiver and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.78%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	200
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	618
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,062
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	2,296
2002	rr_AnnualReturn2002	(11.42%)
2003	rr_AnnualReturn2003	27.39%
2004	rr_AnnualReturn2004	6.80%
2005	rr_AnnualReturn2005	2.13%
2006	rr_AnnualReturn2006	13.62%
2007	rr_AnnualReturn2007	7.02%
2008	rr_AnnualReturn2008	(30.07%)
2009	rr_AnnualReturn2009	18.95%
2010	rr_AnnualReturn2010	12.65%
2011	rr_AnnualReturn2011	(7.55%)
1 Year	rr_AverageAnnualReturnYear01	(7.55%)
5 Years	rr_AverageAnnualReturnYear05	(1.50%)
10 Years	rr_AverageAnnualReturnYear10	2.63%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 10, 1988
The Muirfield Fund | The Muirfield Fund Shares | - Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(7.59%)
5 Years	rr_AverageAnnualReturnYear05	(1.78%)
10 Years	rr_AverageAnnualReturnYear10	2.40%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 10, 1988
The Muirfield Fund | The Muirfield Fund Shares | - Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.91%)
5 Years	rr_AverageAnnualReturnYear05	(1.42%)
10 Years	rr_AverageAnnualReturnYear10	2.14%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 10, 1988
The Utilities and Infrastructure Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	UTILITIES AND INFRASTRUCTURE FUND
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The investment objective of the Fund is to provide total return, including capital appreciation and income.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 43% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	43.00%
Example, heading	rr_ExpenseExampleHeading	Expense Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your cost of investing in the Fund would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund generally invests at least 80% of the value of its net assets, plus any borrowing for investment purposes, in the equity securities, both common and preferred, of domestic or foreign utility companies, their suppliers and subcontractors. Under normal circumstances, the Fund will invest 25% or more of its total assets in securities of public utility companies. Utility companies are defined as those that provide electricity, natural gas, water, telecommunications, video distribution or sanitary services (collectively, “utility services”) to the public and industry. Any utility company in which the Fund invests must derive at least 50% of its revenues from the provision of utility services. The Fund also invests in companies that derive at least 50% of their revenues from supplying services and equipment to utility companies. Suppliers of services and equipment to those companies may include, for example, transportation and distribution services between utilities and producers of energy, independent producers of energy, construction companies, related tool and machinery manufacturers, meter and measuring device companies, and manufacturers of control software and enabling technology of any kind. Suppliers may also include telephone, broadband and routing equipment manufacturers, and alternate energy equipment manufacturers. The Fund may not invest in electric utilities that generate power from nuclear reactors. The Fund may invest in derivatives, such as financial futures contracts and related options as a hedge against changes, resulting from market conditions, in the value of securities held or intended to be held by the Fund.

The Fund’s sub-adviser uses fundamental analysis to identify those securities that it believes provide potential for capital appreciation, current income or growth of income. Fundamental analysis involves assessing a company and its business environment, management, balance sheet, income statement, anticipated earnings and dividends, and other related measures of value. In addition, the sub-adviser may from time to time use technical analysis in attempting to determine optimal buy and sell points for individual securities. Technical analysis views the absolute and relative movement of a company’s stock in an effort to ascertain the probabilities for future price change, based on market factors.

None of the Fund’s investment objectives are fundamental and all may be changed without shareholder approval. The objectives may be changed by the Fund’s board, upon 60 days’ prior written notice to shareholders.

Portfolio Concentration	rr_StrategyPortfolioConcentration	The Fund generally invests at least 80% of the value of its net assets, plus any borrowing for investment purposes, in the equity securities, both common and preferred, of domestic or foreign utility companies, their suppliers and subcontractors. Under normal circumstances, the Fund will invest 25% or more of its total assets in securities of public utility companies.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Loss of money is a risk of investing in a mutual fund.

Stock Market Risk. Because the Fund holds equity investments, it will fluctuate in value due to changes in general economic conditions.

Market Capitalization Risk. The Fund may hold mid and small capitalization investments, which presents additional risk. Investments in these capitalization ranges may be more sensitive to events and conditions that affect the stock market.

Foreign Investment Risk. Investments in foreign countries present additional components of risk; including economic, political, legal and regulatory differences compared to domestic investments. Additionally, foreign currency fluctuations may affect the value of foreign investments.

Concentration Risk. Because the Fund is concentrated in the utility industry, its performance is largely dependent on the utility industry’s performance, which may differ from that of the overall stock market. Governmental regulation of public utility companies can limit their ability to expand their businesses or to pass cost increases on to customers. Companies providing power or energy-related services may also be affected by fuel shortages or cost increases, environmental protection or energy conservation regulations, and fluctuating demand for their services. The telecommunications segment has historically been more volatile due to the rapid pace of product change and development within the segment. The stock prices of companies operating within this sector may be subject to abrupt or erratic movements.

Derivatives Risk. The Fund may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investment and could result in losses that significantly exceed the Fund’s original investment. Derivatives also are subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives for hedging or risk management purposes may not be successful, resulting in losses to the funds, and the cost of such strategies may reduce a funds returns. The value of futures and options held by the Fund may fluctuate based on a variety of market and economic factors. In some cases, the fluctuations may offset (or be offset by) changes in the value of securities held in the Fund’s portfolio. All transactions in futures and options involve the possible risk of loss to the Fund of all or a significant part of its investment. In some cases, the risk of loss may exceed the amount of the Fund’s investment. When the Fund sells a futures contract or writes a call option without holding the underlying securities, currencies or futures contracts, its potential loss is unlimited. The Fund will, however, be required to set aside with its custodian bank liquid assets in amounts sufficient at all times to satisfy the Fund’s obligations under futures and options contracts. The successful use of futures and exchange-traded options depends on the availability of a liquid secondary market to enable the Fund to close its positions on a timely basis. There can be no assurance that such a market will exist at any particular time.

May Lose Money	rr_RiskLoseMoney	Loss of money is a risk of investing in a mutual fund.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The following bar chart and table illustrate how the Fund’s performance has varied from year to year. The bar chart shows the variability of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad- based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Of course, the Fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.flexfunds.com or by calling 1-800-325-3539.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table illustrate how the Fund's performance has varied from year to year.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-800-325-3539
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.flexfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance is not necessarily an indication of its future performance.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns as of 12/31/11
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter: 2nd Qtr. 2009 16.21%	Worst Quarter: 3rd Qtr. 2002 -20.85%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.21%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2002
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.85%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns as of 12/31/11
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant for shareholders who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s particular tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

The Utilities and Infrastructure Fund | Russell 3000 Utilities Index (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.46%
5 Years	rr_AverageAnnualReturnYear05	1.73%
10 Years	rr_AverageAnnualReturnYear10	3.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 21, 1995
The Utilities and Infrastructure Fund | The Utilities and Infrastructure Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FLRUX
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.77%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.02%
Fee Waiver and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[5]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.92%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	205
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	634
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,088
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	2,348
2002	rr_AnnualReturn2002	(30.36%)
2003	rr_AnnualReturn2003	15.46%
2004	rr_AnnualReturn2004	18.01%
2005	rr_AnnualReturn2005	16.80%
2006	rr_AnnualReturn2006	17.68%
2007	rr_AnnualReturn2007	18.24%
2008	rr_AnnualReturn2008	(37.63%)
2009	rr_AnnualReturn2009	30.63%
2010	rr_AnnualReturn2010	14.10%
2011	rr_AnnualReturn2011	3.93%
1 Year	rr_AverageAnnualReturnYear01	3.93%
5 Years	rr_AverageAnnualReturnYear05	2.70%
10 Years	rr_AverageAnnualReturnYear10	4.07%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 21, 1995
The Utilities and Infrastructure Fund | The Utilities and Infrastructure Fund Shares | - Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.37%
5 Years	rr_AverageAnnualReturnYear05	2.31%
10 Years	rr_AverageAnnualReturnYear10	3.55%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 21, 1995
The Utilities and Infrastructure Fund | The Utilities and Infrastructure Fund Shares | - Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.55%
5 Years	rr_AverageAnnualReturnYear05	2.07%
10 Years	rr_AverageAnnualReturnYear10	3.19%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 21, 1995
The Dynamic Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	DYNAMIC GROWTH FUND
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The investment objective of the Fund is to provide long-term capital appreciation.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 176% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	176.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired fund fees and expenses are not reflected in the Financial Highlights or audited financial statements.
Example, heading	rr_ExpenseExampleHeading	Expense Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your cost of investing in the Fund would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund is a “fund of funds” that pursues its investment objective by investing primarily in equity investment companies (“underlying funds”), which include foreign and domestic mutual funds, exchange traded funds (“ETFs”), closed-end funds and unit investment trusts. The Fund may select capital appreciation or growth-oriented investments (including specific sectors), without limitation to market capitalization range or geographic region, including both developed international and emerging markets. The Adviser continually evaluates style, market capitalization, sector rotation, and international positions when selecting underlying funds by performing fundamental and technical analysis to identify opportunities that have the best attributes for outperformance. Fundamental analysis involves assessing a company and its business environment, management, balance sheet, income statement, anticipated earnings and dividends, and other related measures of value, while technical analysis analyzes the absolute and relative movement of a company’s stock in an effort to ascertain the probabilities for future price change, based on market factors. The Adviser overweights the Fund’s investments in underlying fund types that it believes represent above average market potential relative to market risk, and may focus on underlying funds that invest a higher percentage of their assets in newer and/or smaller capitalization companies. In addition, the fund may also invest in index funds and index-based investments, such as Standard & Poor’s Depositary Receipts (SPDRs). The Fund also may invest up to 100% of its assets directly in, or in underlying funds investing in, futures contracts and options on futures contracts, and may invest directly in common stocks. As a defensive tactic, the Fund may invest up to 20% of its assets in investment grade fixed income securities of any maturity.

None of the Fund’s investment objectives are fundamental and all may be changed without shareholder approval. The objectives may be changed by the Fund’s board, upon 60 days’ prior written notice to shareholders.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Loss of money is a risk of investing in a mutual fund.

Stock Market Risk. Because the Fund holds equity investments, it will fluctuate in value due to changes in general economic conditions.

Market Capitalization Risk. The Fund may hold mid- and small-capitalization investments, which presents additional risk. Investments in these capitalization ranges may be more sensitive to events and conditions that affect the stock market.

Investment Company Risk. Because the Fund invests primarily in underlying funds, the value of your investment also will fluctuate in response to the performance of the underlying funds. In addition, you will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses. You also may receive taxable capital gains distributions to a greater extent than would be the case if you invested directly in the underlying funds.

Exchange Traded Fund and Index Fund Risk. The ETFs and index funds will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the ETFs and index funds will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the ETFs may, from time to time, temporarily be unavailable, which may further impede the ability of the ETFs and index funds to track their applicable indices. The Fund also will incur brokerage costs when it purchases ETFs. An ETF may trade at a discount to its net asset value.

Closed-end Fund Risk. The value of the shares of a closed-end fund may be higher or lower than the value of the portfolio securities held by the closed-end fund. Closed-end investment funds may trade infrequently and with small volume, which may make it difficult for the Fund to buy and sell shares. Also, the market price of closed-end investment companies tends to rise more in response to buying demand and fall more in response to selling pressure than is the case with larger capitalization companies.

Credit Risk. Investments in bonds and other fixed income securities involve certain risks. An issuer of a fixed income security may not be able to make interest and principal payments when due. Such default could result in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes.

Foreign Investment Risk. Investments in foreign countries present additional components of risk; including economic, political, legal and regulatory differences compared to domestic investments. Additionally, foreign currency fluctuations may affect the value of foreign investments.

Derivatives Risk. The Fund may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investment and could result in losses that significantly exceed the Fund’s original investment. Derivatives also are subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives for hedging or risk management purposes may not be successful, resulting in losses to the funds, and the cost of such strategies may reduce a funds returns. The value of futures and options held by the Fund may fluctuate based on a variety of market and economic factors. In some cases, the fluctuations may offset (or be offset by) changes in the value of securities held in the Fund’s portfolio. All transactions in futures and options involve the possible risk of loss to the Fund of all or a significant part of its investment. In some cases, the risk of loss may exceed the amount of the Fund’s investment. When the Fund sells a futures contract or writes a call option without holding the underlying securities, currencies or futures contracts, its potential loss is unlimited. The Fund will, however, be required to set aside with its custodian bank liquid assets in amounts sufficient at all times to satisfy the Fund’s obligations under futures and options contracts. The successful use of futures and exchange-traded options depends on the availability of a liquid secondary market to enable the Fund to close its positions on a timely basis. There can be no assurance that such a market will exist at any particular time.

Fixed Income Risk. The Fund may invest in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund’s fixed income investments generally declines. On the other hand, if rates fall, the value of the fixed income investments generally increases. Your investment will decline in value if the value of the Fund’s investments decreases. The market value of debt securities (including U.S. Government securities) with longer maturities are likely to respond to a greater degree to changes in interest rates than the market value of debt securities with shorter maturities.

May Lose Money	rr_RiskLoseMoney	Loss of money is a risk of investing in a mutual fund.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The following bar chart and table illustrate how the Fund’s performance has varied from year to year. The bar chart shows the variability of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad- based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Of course, the Fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.flexfunds.com or by calling 1-800-325-3539.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table illustrate how the Fund's performance has varied from year to year.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-800-325-3539
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.flexfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance is not necessarily an indication of its future performance.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns as of 12/31/11
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter: 2nd Qtr. 2009 17.80%	Worst Quarter: 4th Qtr. 2008 -22.27%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.80%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.27%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns as of 12/31/11
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant for shareholders who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s particular tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

The Dynamic Growth Fund | The S&P 500 Index (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Years	rr_AverageAnnualReturnYear05	(0.25%)
10 Years	rr_AverageAnnualReturnYear10	2.92%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 29, 2000
The Dynamic Growth Fund | The Dynamic Growth Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FLDGX
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.57%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.39%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.96%
Fee Waiver and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.78%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	199
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	615
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,057
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	2,285
2002	rr_AnnualReturn2002	24.29%
2003	rr_AnnualReturn2003	37.46%
2004	rr_AnnualReturn2004	3.52%
2005	rr_AnnualReturn2005	5.08%
2006	rr_AnnualReturn2006	15.96%
2007	rr_AnnualReturn2007	7.06%
2008	rr_AnnualReturn2008	(39.77%)
2009	rr_AnnualReturn2009	28.87%
2010	rr_AnnualReturn2010	15.54%
2011	rr_AnnualReturn2011	(5.65%)
1 Year	rr_AverageAnnualReturnYear01	(5.65%)
5 Years	rr_AverageAnnualReturnYear05	(1.96%)
10 Years	rr_AverageAnnualReturnYear10	1.75%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 29, 2000
The Dynamic Growth Fund | The Dynamic Growth Fund Shares | - Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.65%)
5 Years	rr_AverageAnnualReturnYear05	(2.51%)
10 Years	rr_AverageAnnualReturnYear10	1.36%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 29, 2000
The Dynamic Growth Fund | The Dynamic Growth Fund Shares | - Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.67%)
5 Years	rr_AverageAnnualReturnYear05	(1.84%)
10 Years	rr_AverageAnnualReturnYear10	1.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 29, 2000
The Strategic Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	STRATEGIC GROWTH FUND
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The investment objective of the Fund is to provide long-term capital appreciation.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 166% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	166.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired fund fees and expenses are not reflected in the Financial Highlights or audited financial statements.
Example, heading	rr_ExpenseExampleHeading	Expense Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your cost of investing in the Fund would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund is a “fund of funds” that pursues its investment objective by investing primarily in equity investment companies (“underlying funds”), which include domestic and foreign mutual funds, exchange traded funds (“ETFs”), closed-end funds, and unit investment trusts. The Fund is fully invested in the equity market at all times and holds a fixed allocation across six distinct investment categories. The mix of investments selected to represent each investment category is variable and actively managed by using our strategic fund selection process. The current target allocation is comprised of the following: 25% large-cap holdings, 20% mid-cap holdings, 17.5% international holdings, 12.5% small-cap holdings, 12.5% real estate holdings, and 12.5% commodities holdings. Since these are target investment allocations, the actual allocations of the Fund’s assets may deviate from the target percentages. The Fund may also invest in index funds and index-based investments, such as Standard & Poor's Depositary Receipts (SPDRS). Additionally, the Fund may invest directly in, or in underlying funds investing in, futures contracts and options on futures contracts, and may invest directly in common stocks.

None of the Fund’s investment objectives are fundamental and all may be changed without shareholder approval. The objectives may be changed by the Fund’s board, upon 60 days’ prior written notice to shareholders.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Loss of money is a risk of investing in a mutual fund.

Stock Market Risk. Because the Fund holds equity investments, it will fluctuate in value due to changes in general economic conditions.

Market Capitalization Risk. A portion of the Fund’s assets will be allocated to mid and small capitalization investments, which presents additional risk. Investments in these capitalization ranges may be more sensitive to events and conditions that affect the stock market.

Investment Company Risk. Because the Fund invests primarily in underlying funds, the value of your investment also will fluctuate in response to the performance of the underlying funds. In addition, you will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses. You also may receive taxable capital gains distributions to a greater extent than would be the case if you invested directly in the underlying funds.

Exchange Traded Fund and Index Fund Risk. The ETFs and index funds will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the ETFs and index funds will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the ETFs may, from time to time, temporarily be unavailable, which may further impede the ability of the ETFs and index funds to track their applicable indices. The Fund also will incur brokerage costs when it purchases ETFs. An ETF may trade at a discount to its net asset value.

Closed-end Fund Risk. The value of the shares of a closed-end fund may be higher or lower than the value of the portfolio securities held by the closed-end fund. Closed-end investment funds may trade infrequently and with small volume, which may make it difficult for the Fund to buy and sell shares. Also, the market price of closed-end investment companies tends to rise more in response to buying demand and fall more in response to selling pressure than is the case with larger capitalization companies.

Foreign Investment Risk. Investments in foreign countries present additional components of risk; including economic, political, legal and regulatory differences compared to domestic investments. Additionally, foreign currency fluctuations may affect the value of foreign investments.

Derivatives Risk. The Fund may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investment and could result in losses that significantly exceed the Fund’s original investment. Derivatives also are subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives for hedging or risk management purposes may not be successful, resulting in losses to the funds, and the cost of such strategies may reduce a funds returns. The value of futures and options held by the Fund may fluctuate based on a variety of market and economic factors. In some cases, the fluctuations may offset (or be offset by) changes in the value of securities held in the Fund’s portfolio. All transactions in futures and options involve the possible risk of loss to the Fund of all or a significant part of its investment. In some cases, the risk of loss may exceed the amount of the Fund’s investment. When the Fund sells a futures contract or writes a call option without holding the underlying securities, currencies or futures contracts, its potential loss is unlimited. The Fund will, however, be required to set aside with its custodian bank liquid assets in amounts sufficient at all times to satisfy the Fund’s obligations under futures and options contracts. The successful use of futures and exchange-traded options depends on the availability of a liquid secondary market to enable the Fund to close its positions on a timely basis. There can be no assurance that such a market will exist at any particular time.

Sector Risk. The underlying investments in the Funds may invest in specific sectors of the stock market. Investing in specific market sectors presents additional components of risk. The performance of sector specific investments is largely dependent on the industry’s performance which may be different than the overall stock market. As a result, if a Fund is heavily concentrated in a specific sector, then that particular sector could significantly impact the return of the Fund.

Commodities Risk. The Fund may invest in underlying funds that invest in commodities. Indirectly investing in the commodities markets may subject the Fund to greater volatility than investments in traditional securities. Commodity prices are influenced by unfavorable weather, animal and plant disease, geologic and environmental factors, as well as international economic, political and regulatory developments such as tariffs, embargoes or burdensome production rules and restrictions.

Real Estate Risk. The Fund may invest in underlying funds that invest in real estate, including real estate investment trusts. The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property and changes in interest rates.

May Lose Money	rr_RiskLoseMoney	Loss of money is a risk of investing in a mutual fund.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The following bar chart and table illustrate how the Fund’s performance has varied from year to year. The bar chart shows the variability of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Of course, the Fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.flexfunds.com or by calling 1-800-325-3539.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table illustrate how the Fund's performance has varied from year to year.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-800-325-3539
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.flexfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance is not necessarily an indication of its future performance.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns as of 12/31/11
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter: 2nd Qtr. 2009 20.22%	Worst Quarter: 4th Qtr. 2008 -26.91%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.22%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.91%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns as of 12/31/11
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant for shareholders who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s particular tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

Performance Table Closing	rr_PerformanceTableClosingTextBlock

The Blended Index is comprised of 25% S&P 500, 20% S&P MidCap 400, 12.5% Russell 2000, 12.5% Dow Jones US Select REIT Index, 12.5% Goldman Sachs Commodity Index, 12% Morgan Stanley Capital International Europe, Australasia, and Far East, and 5.5% Morgan Stanley Capital International Emerging Markets Index and is representative of the average composition of the Fund.

The Strategic Growth Fund | The S&P 500 Index (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Years	rr_AverageAnnualReturnYear05	(0.25%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.84%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2006
The Strategic Growth Fund | Blended Index (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.93%)
5 Years	rr_AverageAnnualReturnYear05	0.11%
Since Inception	rr_AverageAnnualReturnSinceInception	1.55%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2006
The Strategic Growth Fund | The Strategic Growth Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FLFGX
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.58%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.42%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.00%
Fee Waiver and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.81%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	203
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	627
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,078
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	2,327
2007	rr_AnnualReturn2007	5.08%
2008	rr_AnnualReturn2008	(43.00%)
2009	rr_AnnualReturn2009	35.79%
2010	rr_AnnualReturn2010	19.96%
2011	rr_AnnualReturn2011	(8.34%)
1 Year	rr_AverageAnnualReturnYear01	(8.34%)
5 Years	rr_AverageAnnualReturnYear05	(2.21%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.60%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2006
The Strategic Growth Fund | The Strategic Growth Fund Shares | - Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(8.34%)
5 Years	rr_AverageAnnualReturnYear05	(2.54%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.92%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2006
The Strategic Growth Fund | The Strategic Growth Fund Shares | - Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.42%)
5 Years	rr_AverageAnnualReturnYear05	(1.96%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.61%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2006
The Aggressive Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	AGGRESSIVE GROWTH FUND
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The investment objective of the Fund is to provide long-term capital appreciation.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 224% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	224.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired fund fees and expenses are not reflected in the Financial Highlights or audited financial statements.
Example, heading	rr_ExpenseExampleHeading	Expense Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your cost of investing in the Fund would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund is a “fund of funds” that pursues its investment objective by investing primarily in equity investment companies (“underlying funds”), which include domestic and foreign mutual funds, exchange traded funds (“ETFs”), closed-end funds, and unit investment trusts. The Fund may select capital appreciation or growth-oriented investments (including specific sectors), without limitation to market capitalization range or geographic region, including both developed international and emerging markets. The Adviser uses an aggressive growth strategy in choosing the Fund’s investments. The underlying funds may invest in smaller or newer companies, which are more likely to grow, but also more likely to suffer more significant losses, than larger or more established companies. The Adviser continually evaluates style, market capitalization, sector rotation, and international positions when selecting underlying funds by performing fundamental and technical analysis to identify opportunities that have the best attributes for outperformance. Fundamental analysis involves assessing a company and its business environment, management, balance sheet, income statement, anticipated earnings and dividends, and other related measures of value, while technical analysis analyzes the absolute and relative movement of a company’s stock in an effort to ascertain the probabilities for future price change, based on market factors. The Adviser overweights the Fund’s investments in underlying fund types that it believes represent above average market potential relative to market risk, and may focus on underlying funds that invest a higher percentage of their assets in newer and/or smaller capitalization companies. In addition, the fund may also invest in index funds and index-based investments, such as Standard & Poor’s Depositary Receipts (SPDRs). The Fund also may invest up to 100% of its assets directly in, or in underlying funds investing in, futures contracts and options on futures contracts, and may invest directly in common stocks. As a defensive tactic, the Fund may invest up to 20% of its assets in investment grade fixed income securities of any maturity.

None of the Fund’s investment objectives are fundamental and all may be changed without shareholder approval. The objectives may be changed by the Fund’s board, upon 60 days’ prior written notice to shareholders.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Loss of money is a risk of investing in a mutual fund.

Stock Market Risk. Because the Fund holds equity investments, it will fluctuate in value due to changes in general economic conditions.

Market Capitalization Risk. The Fund may hold mid and small capitalization investments, which presents additional risk. Investments in these capitalization ranges may be more sensitive to events and conditions that affect the stock market.

Investment Company Risk. Because the Fund invests primarily in underlying funds, the value of your investment also will fluctuate in response to the performance of the underlying funds. In addition, you will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses. You also may receive taxable capital gains distributions to a greater extent than would be the case if you invested directly in the underlying funds.

Exchange Traded Fund and Index Fund Risk. The ETFs and index funds will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the ETFs and index funds will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the ETFs may, from time to time, temporarily be unavailable, which may further impede the ability of the ETFs and index funds to track their applicable indices. The Fund also will incur brokerage costs when it purchases ETFs. An ETF may trade at a discount to its net asset value.

Closed-end Fund Risk. The value of the shares of a closed-end fund may be higher or lower than the value of the portfolio securities held by the closed-end fund. Closed-end investment funds may trade infrequently and with small volume, which may make it difficult for the Fund to buy and sell shares. Also, the market price of closed-end investment companies tends to rise more in response to buying demand and fall more in response to selling pressure than is the case with larger capitalization companies.

Credit Risk. Investments in bonds and other fixed income securities involve certain risks. An issuer of a fixed income security may not be able to make interest and principal payments when due. Such default could result in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes.

Foreign Investment Risk. Investments in foreign countries present additional components of risk; including economic, political, legal and regulatory differences compared to domestic investments. Additionally, foreign currency fluctuations may affect the value of foreign investments.

Derivatives Risk. The Fund may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investment and could result in losses that significantly exceed the Fund’s original investment. Derivatives also are subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives for hedging or risk management purposes may not be successful, resulting in losses to the funds, and the cost of such strategies may reduce a funds returns. The value of futures and options held by the Fund may fluctuate based on a variety of market and economic factors. In some cases, the fluctuations may offset (or be offset by) changes in the value of securities held in the Fund’s portfolio. All transactions in futures and options involve the possible risk of loss to the Fund of all or a significant part of its investment. In some cases, the risk of loss may exceed the amount of the Fund’s investment. When the Fund sells a futures contract or writes a call option without holding the underlying securities, currencies or futures contracts, its potential loss is unlimited. The Fund will, however, be required to set aside with its custodian bank liquid assets in amounts sufficient at all times to satisfy the Fund’s obligations under futures and options contracts. The successful use of futures and exchange-traded options depends on the availability of a liquid secondary market to enable the Fund to close its positions on a timely basis. There can be no assurance that such a market will exist at any particular time.

Aggressive Growth Stock Risk. Investments in smaller or newer growth companies can be both more volatile and more speculative. The prices of growth stocks are based largely on projections of the issuer’s future earnings and revenues. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically.

Fixed Income Risk. The Fund may invest in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund’s fixed income investments generally declines. On the other hand, if rates fall, the value of the fixed income investments generally increases. Your investment will decline in value if the value of the Fund’s investments decreases. The market value of debt securities (including U.S. Government securities) with longer maturities are likely to respond to a greater degree to changes in interest rates than the market value of debt securities with shorter maturities.

May Lose Money	rr_RiskLoseMoney	Loss of money is a risk of investing in a mutual fund.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The following bar chart and table illustrate how the Fund’s performance has varied from year to year. The bar chart shows the variability of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad- based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Of course, the Fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.flexfunds.com or by calling 1-800-325-3539.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table illustrate how the Fund's performance has varied from year to year.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-800-325-3539
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.flexfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance is not necessarily an indication of its future performance.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns as of 12/31/11
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter: 2nd Qtr. 2009 18.70%	Worst Quarter: 4th Qtr. 2008 -21.42%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.70%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.42%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns as of 12/31/11
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant for shareholders who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s particular tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

The Aggressive Growth Fund | The S&P 500 Index (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Years	rr_AverageAnnualReturnYear05	(0.25%)
10 Years	rr_AverageAnnualReturnYear10	2.92%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 29, 2000
The Aggressive Growth Fund | The Aggressive Growth Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FLAGX
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.70%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.39%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.09%
Fee Waiver and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[6]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.98%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	212
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	655
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,124
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	2,421
2002	rr_AnnualReturn2002	(26.53%)
2003	rr_AnnualReturn2003	38.83%
2004	rr_AnnualReturn2004	2.71%
2005	rr_AnnualReturn2005	5.62%
2006	rr_AnnualReturn2006	13.54%
2007	rr_AnnualReturn2007	6.14%
2008	rr_AnnualReturn2008	(38.98%)
2009	rr_AnnualReturn2009	32.76%
2010	rr_AnnualReturn2010	15.67%
2011	rr_AnnualReturn2011	(7.15%)
1 Year	rr_AverageAnnualReturnYear01	(7.15%)
5 Years	rr_AverageAnnualReturnYear05	(1.58%)
10 Years	rr_AverageAnnualReturnYear10	1.50%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 29, 2000
The Aggressive Growth Fund | The Aggressive Growth Fund Shares | - Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(7.15%)
5 Years	rr_AverageAnnualReturnYear05	(1.68%)
10 Years	rr_AverageAnnualReturnYear10	1.42%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 29, 2000
The Aggressive Growth Fund | The Aggressive Growth Fund Shares | - Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.65%)
5 Years	rr_AverageAnnualReturnYear05	(1.40%)
10 Years	rr_AverageAnnualReturnYear10	1.24%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 29, 2000
The Quantex Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	QUANTEX FUND��
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The investment objective of the Fund is to provide long-term capital appreciation.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-04-30
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 57% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	57.00%
Example, heading	rr_ExpenseExampleHeading	Expense Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your cost of investing in the Fund would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

Normally, at least 80% of the Fund’s net assets will be invested in the common stock equity securities of small and mid-capitalization companies. Mid-capitalization companies are defined as those whose market capitalizations are similar to the market capitalization of companies in the S&P MidCap 400 Index or a similar index, while small capitalization companies are defined as those whose market capitalizations are similar to those of companies in the Russell 2000 Index or a similar index. Typically, the Fund will be diversified throughout all major industry sectors. However, more emphasis is given to capitalization levels and there are occasions when all sectors are not represented in the Fund’s portfolio.

The Fund employs a quantitative investment approach that utilizes an investment model to determine which securities are to be added or removed from the Fund’s portfolio on an annual basis. Stocks in the portfolio whose value has risen above or fallen below the predetermined market capitalization ranges are sold, while new undervalued stocks that have moved into the predetermined capitalization ranges are added to the Fund’s portfolio. The Fund’s holdings are then restructured to create an equally-weighted portfolio of equity securities.

The Fund may invest in index funds and index-based investments, such as Standard & Poor’s Depositary Receipts (SPDRs) and stock index futures as a means of providing adequate liquidity and maintaining a fully-invested position in equity securities at all times. The Fund also may invest in open-end investment companies and exchange traded funds.

None of the Fund’s investment objectives are fundamental and all may be changed without shareholder approval. The objectives may be changed by the Fund’s board, upon 60 days’ prior written notice to shareholders.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Loss of money is a risk of investing in a mutual fund.

Stock Market Risk. Because the Fund holds equity investments, it will fluctuate in value due to changes in general economic conditions.

Market Capitalization Risk. The Fund will hold mid and small capitalization investments, which presents additional risk. Investments in these capitalization ranges may be more sensitive to events and conditions that affect the stock market.

Exchange Traded Fund Risk. The ETFs will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the ETFs will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the ETFs may, from time to time, temporarily be unavailable, which may further impede the ability of the ETFs to track their applicable indices. The Fund also will incur brokerage costs when it purchases ETFs. An ETF may trade at a discount to its net asset value.

Liquidity Risk. Reduced liquidity affecting an individual security or an entire market may have an adverse impact on market price and the Fund’s ability to sell particular securities when necessary to meet the Fund’s liquidity needs or in response to a specific economic event.

Derivatives Risk. The Fund may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investment and could result in losses that significantly exceed the Fund’s original investment. Derivatives also are subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives for hedging or risk management purposes may not be successful, resulting in losses to the funds, and the cost of such strategies may reduce a funds returns. The value of futures and options held by the Fund may fluctuate based on a variety of market and economic factors. In some cases, the fluctuations may offset (or be offset by) changes in the value of securities held in the Fund’s portfolio. All transactions in futures and options involve the possible risk of loss to the Fund of all or a significant part of its investment. In some cases, the risk of loss may exceed the amount of the Fund’s investment. When the Fund sells a futures contract or writes a call option without holding the underlying securities, currencies or futures contracts, its potential loss is unlimited. The Fund will, however, be required to set aside with its custodian bank liquid assets in amounts sufficient at all times to satisfy the Fund’s obligations under futures and options contracts. The successful use of futures and exchange-traded options depends on the availability of a liquid secondary market to enable the Fund to close its positions on a timely basis. There can be no assurance that such a market will exist at any particular time.

May Lose Money	rr_RiskLoseMoney	Loss of money is a risk of investing in a mutual fund.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The following bar chart and table illustrate how the Fund’s performance has varied from year to year. The bar chart shows the variability of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad- based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Of course, the Fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.flexfunds.com or by calling 1-800-325-3539.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table illustrate how the Fund's performance has varied from year to year.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-800-325-3539
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.flexfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance is not necessarily an indication of its future performance.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns as of 12/31/11
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter: 2nd Qtr. 2009 34.86%	Worst Quarter: 4th Qtr. 2008 -30.63%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	34.86%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(30.63%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns as of 12/31/11
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant for shareholders who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s particular tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

Performance Table Closing	rr_PerformanceTableClosingTextBlock	The Blended Index consists of 50% of the Russell 2000 Index and 50% of the S&P MidCap 400 Index and is representative of the average composition of the Fund.
The Quantex Fund | Blended Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.94%)
5 Years	rr_AverageAnnualReturnYear05	1.77%
10 Years	rr_AverageAnnualReturnYear10	6.37%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 20, 1985
The Quantex Fund | The S&P MidCap 400 Index (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.73%)
5 Years	rr_AverageAnnualReturnYear05	3.31%
10 Years	rr_AverageAnnualReturnYear10	7.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 20, 1985
The Quantex Fund | The Russell 2000 Index (Reflects No Deduction For Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.17%)
5 Years	rr_AverageAnnualReturnYear05	0.15%
10 Years	rr_AverageAnnualReturnYear10	5.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 20, 1985
The Quantex Fund | The Quantex Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FLCGX
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other Expenses	rr_OtherExpensesOverAssets	0.86%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.06%
Fee Waiver and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[7]
Other Fee Waiver and Expense Reimbursement	flexfunds_OtherFeeWaiverOrReimbursementOverAssets	(0.16%)	[8]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.65%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	184
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	622
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,085
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	2,370
2002	rr_AnnualReturn2002	(24.69%)
2003	rr_AnnualReturn2003	27.21%
2004	rr_AnnualReturn2004	7.62%
2005	rr_AnnualReturn2005	7.21%
2006	rr_AnnualReturn2006	16.67%
2007	rr_AnnualReturn2007	(7.00%)
2008	rr_AnnualReturn2008	(43.12%)
2009	rr_AnnualReturn2009	77.37%
2010	rr_AnnualReturn2010	23.21%
2011	rr_AnnualReturn2011	(4.05%)
1 Year	rr_AverageAnnualReturnYear01	(4.05%)
5 Years	rr_AverageAnnualReturnYear05	2.09%
10 Years	rr_AverageAnnualReturnYear10	3.65%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 20, 1985
The Quantex Fund | The Quantex Fund Shares | - Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.06%)
5 Years	rr_AverageAnnualReturnYear05	2.03%
10 Years	rr_AverageAnnualReturnYear10	3.60%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 20, 1985
The Quantex Fund | The Quantex Fund Shares | - Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.63%)
5 Years	rr_AverageAnnualReturnYear05	1.76%
10 Years	rr_AverageAnnualReturnYear10	3.14%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 20, 1985

[1]	Acquired fund fees and expenses are not reflected in the Financial Highlights or audited financial statements.
[2]	The Adviser has contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until April 30, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 0.99% for the Fund. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "Management of the Funds" in the Fund's Prospectus for more information.
[3]	The Adviser has contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until April 30, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 1.49% for the Fund. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "Management of the Funds" in the Fund's Prospectus for more information.
[4]	The Adviser has contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until April 30, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 1.39% for the Fund. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "Management of the Funds" in the Fund's Prospectus for more information.
[5]	The Adviser has contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until April 30, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 1.92% for the Fund. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "Management of the Funds" in the Fund's Prospectus for more information.
[6]	The Adviser has contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until April 30, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 1.59% for the Fund. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "Management of the Funds" in the Fund's Prospectus for more information.
[7]	The Adviser has contractually agreed to reduce its management fee by 0.25%. The agreement may be terminated by the Adviser after April 30, 2013.
[8]	The Adviser has contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until April 30, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 1.65% for the Fund. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "Management of the Funds" in the Fund's Prospectus for more information.